UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 through September 30, 2021

ITEM 1(a): REPORTS TO SHAREOWNERS.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2021
U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
GLOBAL FUND
PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND
PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

PEAR TREE FUNDS

Important Information About Access to Shareholder Reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Pear Tree Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Pear Tree Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pear Tree Funds or your financial intermediary electronically by contacting your financial intermediary or if you invest directly with Pear Tree Funds, by calling 1-800-326-2151 or logging on to www.peartreefunds.com
You may elect to receive all future reports in paper free of charge. You can inform Pear Tree Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting Pear Tree Funds at 1-800-326-2151 or your financial intermediary. Your election to receive or not receive reports in paper will apply to all funds held with Pear Tree Funds.
Statements Regarding Forward-Looking Information
Pear Tree Funds makes statements in this Semi-Annual Shareholders’ Report (this “Shareholders Report”) that are forward-looking statements within the meaning of the federal securities laws. Words, expressions, and statements regarding future periods, such as “believe,” “estimate,” “expect,” “anticipate,” “intend,” “plan,” “seek,” and “may,” are intended to identify forward-looking statements. Forward-looking statements involve known and unknown risks, uncertainties and other important factors that could cause any of the Pear Tree Funds’ actual results, performance, or achievements, or industry results, to differ materially from any predictions of future results, performance, or achievements that Pear Tree Funds expresses or implies in this Shareholders Report.
The forward-looking statements included in this Shareholders Report are based upon Pear Tree Funds’ and its investment manager’s and sub-advisers’ current expectations, plans, estimates, assumptions and beliefs that involve numerous risks and uncertainties. Assumptions relating to the foregoing involve judgments with respect to, among other things, future economic, competitive and market conditions, and future business decisions. Those conditions and decisions are difficult, and sometimes impossible, to predict accurately and many are beyond the control of Pear Tree Funds, its investment manager and its sub-advisers. Although Pear Tree Funds, its investment manager and its sub-advisers believe that the expectations reflected in such forward-looking statements are based on reasonable assumptions, each Pear Tree Fund’s actual results and performance could differ materially from those predicted results and performance set forth in the forward-looking statements.
Factors that could have a material adverse effect on a Pear Tree Fund’s operations and future prospects are described in the Pear Tree Funds’ current prospectus.
All forward-looking statements are made as of the date of this Shareholders Report and the risk that actual results will differ materially from the expectations expressed in this Shareholders Report will increase with the passage of time. Except as otherwise required by the federal securities laws, none of Pear Tree Funds, its investment manager or any of its sub-advisers undertakes any obligation to publicly update or revise any forward-looking statements after the date of this Shareholders Report, whether as a result of new information, future events, changed circumstances or any other reason. In light of the significant uncertainties inherent in the forward-looking statements included in this Shareholders Report, the inclusion of such forward-looking statements should not be regarded as a representation by Pear Tree Funds, its investment manager, its sub-advisers or any other person that the objectives and plans set forth in this Shareholders Report will be achieved.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree Essex Environmental Opportunities Fund
Pear Tree Axiom Emerging Markets World Equity Fund
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund
Pear Tree Polaris International Opportunities Fund
SEMI-ANNUAL REPORT
September 30, 2021
Service Providers	inside back cover
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call 1-800-326-2151.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six-month period ended September 30, 2021 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at info@peartreefunds.com or call us at 1-800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman

As used in this report; “Fund” refers to a Pear Tree Fund and “Funds” refers to more than one Pear Tree Fund or all Pear Tree Funds, depending on the context.
Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ investment manager and/or sub-advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations to purchase, hold or sell such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it is important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears on the following page.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
Actual Expenses
The first line for each Share Class for each Fund in the table on the following page provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund in the table on the following page shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2021
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratio	Expenses Paid (1) 4/1/2021- 9/30/2021
Small Cap (2)	Ordinary	Actual	$1,000.00	$997.10	1.33%	$6.64
		Hypothetical	$1,000.00	$1,018.41	1.33%	$6.72
	Institutional	Actual	$1,000.00	$998.80	0.96%	$4.80
		Hypothetical	$1,000.00	$1,020.27	0.96%	$4.85
Quality (2)	Ordinary	Actual	$1,000.00	$1,087.50	1.15%	$6.03
		Hypothetical	$1,000.00	$1,019.29	1.15%	$5.83
	Institutional	Actual	$1,000.00	$1,089.80	0.78%	$4.07
		Hypothetical	$1,000.00	$1,021.17	0.78%	$3.94
Emerging Markets	Ordinary	Actual	$1,000.00	$985.20	1.39%	$6.91
World Equity		Hypothetical	$1,000.00	$1,018.11	1.39%	$7.03
	Institutional	Actual	$1,000.00	$987.40	1.02%	$5.08
		Hypothetical	$1,000.00	$1,019.96	1.02%	$5.16
	R6	Actual	$1,000.00	$986.90	0.99%	$4.93
		Hypothetical	$1,000.00	$1,020.11	0.99%	$5.01
Foreign Value	Ordinary	Actual	$1,000.00	$991.00	1.39%	$6.94
		Hypothetical	$1,000.00	$1,018.10	1.39%	$7.03
	Institutional	Actual	$1,000.00	$992.60	1.02%	$5.10
		Hypothetical	$1,000.00	$1,019.95	1.02%	$5.17
	R6	Actual	$1,000.00	$993.60	0.94%	$4.70
		Hypothetical	$1,000.00	$1,020.35	0.94%	$4.76
Foreign Value	Ordinary	Actual	$1,000.00	$1,021.80	1.41%	$7.13
Small Cap		Hypothetical	$1,000.00	$1,018.01	1.41%	$7.12
	Institutional	Actual	$1,000.00	$1,023.60	1.04%	$5.27
		Hypothetical	$1,000.00	$1,019.86	1.04%	$5.26
	R6	Actual	$1,000.00	$1,023.80	1.01%	$5.14
		Hypothetical	$1,000.00	$1,019.99	1.01%	$5.13
International Opportunities	Ordinary	Actual	$1,000.00	$1,041.60	1.62%	$8.31
		Hypothetical	$1,000.00	$1,016.93	1.62%	$8.21
	Institutional	Actual	$1,000.00	$1,044.10	1.24%	$6.34
		Hypothetical	$1,000.00	$1,018.86	1.24%	$6.26
	R6	Actual	$1,000.00	$1,043.40	1.21%	$6.19
		Hypothetical	$1,000.00	$1,019.01	1.21%	$6.11

(1)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

(2)
No Class R6 Shares were outstanding for this Fund during the reporting period.

PEAR TREE FUNDS

Expense Example for the period ended September 30, 2021
These examples are based on $1,000 being invested at the beginning of the period indicated and held for the entire period from September 1, 2021 to September 30, 2021
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 9/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratio	Expenses Paid 9/1/2021- 9/30/2021
Environmental Opportunities	Ordinary (1)	Actual	$1,000.00	$1,027.70	1.24%	$1.03
		Hypothetical	$1,000.00	$1,018.86	1.24%	$6.26
	Institutional (1)	Actual	$1,000.00	$1,029.70	0.99%	$0.82
		Hypothetical	$1,000.00	$1,020.12	0.99%	$5.00
	R6 (2)	Actual	$1,000.00	$934.00	0.95%	$0.73
		Hypothetical	$1,000.00	$1,020.32	0.95%	$4.80

(1)
Commenced 9/01/2021 to reflect change in fiscal year end from August 31 to March 31. The examples reflecting Actual Returns are based on $1,000 being invested on September 1, 2021 and held until September 30, 2021. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period). The examples reflecting Hypothetical Returns are based on $ 1,000 being invested at April 1, 2021 (the first day of the semi-annual period of the Funds’ fiscal year) and held for the entire period, that is, April 1, 2021 to September 30, 2021.

(2)
Commenced 09/01/2021. The examples reflecting actual returns of predecessor fund and are based on $1,000 being invested on September 1, 2021 and held until September 30, 2021. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 29/365 (to reflect the period). The examples reflecting Hypothetical Returns are based on $ 1,000 being invested at April 1, 2021 (the first day of the semi-annual period of the Funds’ fiscal year) and held for the entire period, that is, April 1, 2021 to September 30, 2021.

PEAR TREE POLARIS SMALL CAP FUND

INVESTMENT PROFILE
Fund Information
Net Assets	$93.1 Million
Number of Companies	59
Price to Book Ratio	1.9
Price to Earnings Ratio	12.0
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.63%	1.38%
Total Expense Ratio (Net)*	1.63%	1.26%
Ticker Symbol	USBNX	QBNAX

*
per prospectus dated August 2, 2021. See financial highlights for total expense ratios for the six months ended September 30, 2021. The Fund had no Class R6 Shares outstanding during the reporting period.

All Data as of September 30, 2021, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the semi-annual period ended September 30, 2021, the Pear Tree Polaris Small Cap Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the Russell 2000 Total Return Index (the “Index”). The Fund achieved a return of (0.29%) at net asset value compared to (0.25%) for the Index.
Market Conditions and Investment Strategies
The Fund posted gains in the vast majority of sectors, led by Information Technology (IT), Energy, Health Care and Consumer Staples; results were muted by losses in the Industrial and Financial sectors.
Crocs was the top contributor to Fund results, as the company was up more than 75% after reporting record quarterly earnings and margins, driven by sales in the digital channel, Americas, and direct-to-consumer. However, results in the rest of the Consumer Discretionary sector were underwhelming. As oil prices trended higher, Energy stocks including Diamondback Energy and CVR Energy rebounded. Conversely, Dril-Quip declined as big oil companies curtailed drilling plans and budgets during COVID; we expect this trend to reverse course as oil demand remains high. In IT, Evertec Inc. capitalized on the Puerto Rican economic recovery, where stimulus money spurred on consumer spending via e-commerce or other electronic payment. In Consumer Staples, Sanderson Farms’ stock jumped on news that the poultry producer was being acquired.
Barbell-shaped returns defined the Financials sector, with Colony Bancorp, OFG Bancorp and South Plains Financial among the top 10 fund contributors, while FedNat Holding and United Insurance Holdings scraped the bottom of the portfolio. The two Florida insurers, FedNat and United Insurance, declined after increasing catastrophe claims from Hurricane Ida while still dealing with the aftermath of the 2021 Texas Winter Storm Uri.
Portfolio Changes
Five sales were executed, including Insperity Inc., Deckers Outdoor, EPR Properties, Ameris Bancorp and LCI Industries. The Fund purchased seven new companies including: Canadian IT company, Enghouse Systems; two biopharmaceutical companies, Supernus Pharmaceuticals and Harmony Biosciences; kitchen and bath cabinet manufacturer, American Woodmark; aftermarket auto parts supplier, Standard Motor Products; work wear manufacturer, Superior Group of Companies; and Kimball Electronics, an electronic components manufacturer.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr. of Polaris Capital Management, LLC.

PEAR TREE POLARIS SMALL CAP FUND

A Look Ahead
Volatility is expected to persist in the small cap market, with meaningful risks and headwinds in certain sectors. We believe the characteristics of our portfolio companies are supportive in periods of higher volatility, as would be expected of a traditional value portfolio. We continue to build out a resilient portfolio of companies with quality cash flows and attractive valuations, well-positioned to take advantage of current market trends.
Top 10 Holdings
Percentage of total net assets	25.7%
South Plains Financial, Inc.	3.1%
Colony Bankcorp, Inc.	2.9%
Diamondback Energy, Inc.	2.7%
Cinemark Holdings, Inc.	2.7%
EVERTEC Inc.	2.5%
Barrett Business Services, Inc.	2.5%
Graphic Packaging Holding Co.	2.4%
OFG Bancorp	2.4%
Exco Technologies Limited	2.3%
Kforce, Inc.	2.2%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	24.0%
Industrials	21.1%
Information Technology	16.0%
Consumer Discretionary	10.4%
Materials	7.4%
Energy	6.4%
Consumer Staples	5.1%
Health Care	4.6%
Communication Services	2.7%
Utilities	1.8%
CASH + other assets (net)	0.5%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap (PTSC) Ordinary Shares vs. Russell 2000 Index*

*
Polaris took over management of the Fund’s portfolio on 01/01/2015. Returns that cover periods prior to that date include performance information of another investment sub-adviser.

PEAR TREE POLARIS SMALL CAP FUND

Average Annual Total Returns
	3Q 2021	Six Months	One Year	Five Year	Ten Year(3)	Since Inception(3)	Inception Date
Ordinary Shares	(2.22)%	(0.29)%	52.22%	7.92%	10.14%	9.32%	08/03/1992
Institutional Shares(1)	(2.15)%	(0.12)%	52.79%	8.31%	10.48%	8.94%	01/06/1993
Russell 2000(2)	(4.36)%	(0.25)%	47.68%	13.45%	14.63%	10.15%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/03/92. The Russell 2000 Index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

(3)
Polaris took over management of the Fund’s portfolio on 01/01/2015. Returns that cover periods prior to that date include performance information of another investment sub-adviser.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

PEAR TREE POLARIS SMALL CAP FUND

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Pear Tree Quality Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$212.8 Million
Number of Companies	41
Price to Book Ratio	4.6
Price to Earnings Ratio	19.8
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.52%	1.27%
Total Expense Ratio (Net)*	1.22%	0.79%
Ticker Symbol	USBOX	QGIAX

*
per prospectus dated August 2, 2021. See financial highlights for the total expense ratios for the six months ended September 30, 2021. The Fund had no Class R6 Shares outstanding during the reporting period.

All Data as of September 30, 2021, except as noted
Investment Commentary
(prepared by Pear Tree Advisors, Inc., the Investment Manager to Pear Tree Quality Fund)
For the semi-annual period ended September 30, 2021, the Pear Tree Quality Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the S&P 500 (the “Index”). The Fund achieved a return of 8.75% at net asset value compared to 9.19% for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2021 to September 30, 2021, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.14.
Over the previous six months, the Communication Services sector was the largest positive contributor to the Fund’s performance, due to stock selection. Stock selection in the Financial sector and a large overweight position in the Information Technology sector also contributed to performance.
The largest detractor from performance came from stock selection in the Information Technology sector. Stock selection in Health Care also detracted from performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.
For the six-month period ending September 30, 2021, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current target portfolio. The two rebalances resulted in the sale of eleven positions. The Fund opened ten new positions. Four companies in the Information Technology sector, two in the Health Care sector, two in the Industrial sector, one in the Financial sector and one in the Consumer Discretionary sector.
A Look Ahead
The Investment Manager does not expect the Current Target Portfolio to materially change its investment strategy in the foreseeable future. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.

Fund trading execution is overseen by Mark D. Tindall, CFA of Chartwell Investment Partners, LLC.

Pear Tree Quality Fund

Top 10 Holdings
Percentage of total net assets	41.9%
Microsoft Corporation	5.9%
Alphabet, Inc.	5.0%
U.S. Bancorp	4.7%
UnitedHealth Group, Inc.	4.5%
Accenture plc	3.9%
Oracle Corporation	3.8%
Apple, Inc.	3.7%
Coca-Cola Company (The)	3.7%
Wells Fargo & Company	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	36.3%
Health Care	22.8%
Financials	11.8%
Communication Services	8.7%
Consumer Staples	6.8%
Industrials	6.0%
Consumer Discretionary	5.9%
Energy	0.0%
Materials	0.0%
Real Estate	0.0%
Utilities	0.0%
CASH + other assets (net)	1.7%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs.S&P 500 Index

Pear Tree Quality Fund

Average Annual Total Returns
	3Q 2021	Six Months	One Year	Five Year	Ten Year	Since Inception(3)	Inception Date
Ordinary Shares	(0.22)%	8.75%	33.76%	17.76%	15.70%	10.23%	05/06/85
Institutional Shares(1)	(0.12)%	8.98%	34.33%	18.19%	16.11%	9.50%	03/25/91
S&P 500 (2)	0.58%	9.19%	30.00%	16.90%	16.63%	11.48%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

(3)
Pear Tree Advisors took over management of the Fund’s portfolio and the Fund changed its strategy on 01/01/2011. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Quality Fund

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Pear Tree Essex Environmental Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$64.4 Million
Number of Companies	38
Price to Book Ratio	3.9
Price to Earnings Ratio	45
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.57%	1.32%	1.17%
Total Expense Ratio (Net)*	1.26%	1.01%	0.97%
Ticker Symbol	EEOFX	GEOSX	GEORX

*
per prospectus dated August 31, 2021. See financial highlights for the total expense ratios for the six months ended September 30, 2021.

All Data as of September 30, 2021, or for the period September 1, 2021, to September 30, 2021, except as noted
Investment Commentary
(prepared by Essex Investment Management Company, LLC., sub-adviser to Pear Tree Essex Environmental Opportunities Fund)
On September 1, 2021, a reorganization occurred providing for the transfer of all the assets of the Essex Environmental Opportunities Fund to Pear Tree Essex Environmental Opportunities Fund, a newly created series of Pear Tree Funds.
For the month ended September 30, 2021, Pear Tree Essex Environmental Opportunities Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI World Index (the “Index”). The Fund achieved a return of  (6.1)% at net asset value compared to (4.1)% for the Index.
Market Conditions and Investment Strategies
The Fund’s underperformance during the month of September 2021 is mainly a result of the underperformance of some high growth portfolio companies as the market looked more favorably towards traditional value sectors such as Energy and Financials. From a stock specific standpoint laggards included Kingspan Group (a provider of efficient building materials), Hannon Armstrong Sustainable Infrastructure Capital (a provider of financing for renewable energy and energy efficiency projects), Enphase Energy (a manufacturer of power electronics used in solar, battery and smart grid solutions), Landis + Gyr (a seller of electric meters and related gear), and Trimble Inc. (a technology company that is focused on precision farming and infrastructure buildout). Offsetting these laggards were strong stock performances during the month of September by Kornit Digital (a manufacturer of digital garment printing technology) and Aspen Aerogels (a provider of high efficiency insulation solutions for energy infrastructure and lithium-ion battery packs).
Portfolio Changes
During the month of September 2021, the Fund added two new positions, while exiting one investment and trimming the size of our holding in another. We added new positions in SolarEdge Technologies Inc., a manufacturer of power electronics and battery technology used in solar energy systems and related energy storage, and Enovix Corp., a manufacturer of next generation lithium ion batteries. We sold Raven Industries Inc., a provider of advanced technologies including precision agriculture equipment and environmental liners, as that company agreed to be acquired in an all cash transaction. Finally, during the month of September 2021 we trimmed our position in Albemarle Corp, a producer of battery grade lithium, following sharp outperformance.

Pear Tree Essex Environmental Opportunities Fund

A Look Ahead
If there is one thing that has become increasingly clear to us, it is that the world needs solutions to global environmental problems now more than ever. The severity and frequency of storms continues to negatively impact our cities and their inhabitants. The proverbial 100-year storm has become anything but that. Our electrical grid continues to fail on a routine basis. Wildfires continue to rage. Drought conditions in the Western US and South America are resulting in declines in harvests and shutdowns of power from hydroelectric plants. People are suffering. We believe that the companies in which we invest Fund assets are capable of providing solutions to these challenges. To give a few examples: the Fund owns a company that allows desalination plants to operate with up to 60% less energy; the Fund owns a former shipping company that now owns a fleet of vessels that help install and service off-shore wind turbines; the Fund owns a fuel cell company that we believe is poised to benefit from a shift to green hydrogen; and the Fund owns a semiconductor company that is leading a revolution in power semiconductor design and manufacturing to increase the efficiency and range of electric vehicles. The Fund’s portfolio is entirely focused on investing in companies that will help to provide solutions to our global problems. We believe the outlook for these secular growth opportunities remains robust.
Top 10 Holdings
Percentage of total net assets	34.0%
Aspen Aerogels, Inc	5.4%
Albemarle Corporation	3.6%
Kornit Digital Ltd.	3.5%
Generac Holdings Inc.	3.4%
Kingspan Group plc	3.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3.3%
Watts Water Technologies, Inc.	3.0%
Sunrun Inc.	2.9%
Aptiv PLC	2.8%
Energy Recovery, Inc.	2.8%
Sector Allocation
Percentage of total net assets	100.0%
Industrials	33.8%
Information Technology	31.7%
Materials	13.9%
Energy	5.4%
Financials	3.3%
Consumer Discretionary	2.9%
Utilities	1.7%
CASH + other assets (net)	7.3%

Top 10 Country Allocations
Percentage of total net assets	92.0%
United States	60.5%
Germany	8.0%
Ireland	6.2%
Japan	4.5%
Israel	3.5%
Netherlands	2.4%
Switzerland	2.3%
Belgium	2.2%
Denmark	1.7%
Canada	0.7%
Value of a $10,000 Investment
Pear Tree Essex Environmental Opportunities (EEOFX) Ordinary Shares vs.MSCI World Index*

*
Performance for periods prior to September 1, 2021 represents the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund

Pear Tree Essex Environmental Opportunities Fund

Average Annual Total Returns*
	3Q 2021	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(4.69)%	2.77%	49.33%	-%	-%	17.35%	09/01/2017
Institutional Shares(1)	(4.55)%	2.97%	49.73%	-%	-%	17.65%	09/01/2017
R6 Shares(1)	-%	-%	-%	-%	-%	(6.60)%	09/01/2021
MSCI World(2)	0.09%	7.99%	29.39%	-%	-%	13.51%	————————

*
Performance for periods prior to September 1, 2021 represents the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund.

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI World Index captures large and mid-cap representation across 23 Developed Markets(DM) countries. With 1,558 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index For comparative performance purposes, the beginning date of the Index is 09/01/2017. The MSCI World Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Essex Environmental Opportunities Fund

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Pear Tree Axiom Emerging Markets World Equity Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$112.6 Million
Number of Companies	121
Price to Book Ratio	3.5
Price to Earnings Ratio	22.0
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.69%	1.44%	1.29%
Total Expense Ratio (Net)*	1.47%	1.10%	1.00%
Ticker Symbol	QFFOX	QEMAX	QFFRX

*
per prospectus dated August 2, 2021. See financial highlights for the total expense ratios for the six months ended September 30, 2021.

All Data as of September 30, 2021, except as noted
Investment Commentary
(prepared by Axiom International Investors LLC., sub-adviser to Pear Tree Axiom Emerging Markets World Equity Fund)
For the semi-annual period ended September 30, 2021, the Pear Tree Axiom Emerging Markets World Equity Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI EM Index (the “Index”). The Fund achieved a return of (1.48%) at net asset value compared to (3.26%) for the Index.
Market Conditions and Investment Strategies
The Fund outperformed for the period despite global growth headwinds from the COVID-19 Delta variant, supply chain disruptions, and policies. Key global economic indicators moderated throughout the period. On a relative basis, six of eleven sectors contributed to relative performance during the period. The top contributing sector was Consumer Discretionary, led by top performer Li Ning (positive earnings surprise and market share gains). Other top performing sectors included Information Technology and Communication Services. Energy and Consumer Staples were detractors for the period. Much of the negative contribution from the Energy sector was caused by our underweight stance. Negative contribution from Staples was primarily due to Chinese alcoholic beverage exposure.
From a country perspective, China was the top contributor, driven by strong stock selection including Li Ning and the underweight in Alibaba. Argentina and France also stood out, led by top holdings Globant (benefitting from stronger than expected corporate spending on digital capabilities) and Sartorius Stedim (persistent positive earnings surprise), respectively. South Africa and Taiwan detracted from performance for the period.
Portfolio Changes
The Fund increased its position to the Health Care sector where we added to the weight of pharmaceutical development and research outsourcing firms. We also increased our exposure to the Information Technology sector where we added additional alternative energy exposure and to firms heavily exposed to an acceleration in corporate spending on digital capabilities. The Fund’s biggest sector reduction was in Consumer Discretionary, as we reduced several positions in China that are facing higher regulatory scrutiny.
A Look Ahead
We are approaching the one-year anniversary of the announcement of vaccines. While the recovery is continuing, year-on-year economic comparisons get more challenging. Also, we are seeing some policy headwinds from proposed tax and interest rate hikes globally. Furthermore, input prices, especially related to energy and logistics, represent ongoing economic challenges. Notwithstanding the challenges, global growth seems likely to settle into a more moderate expansion supported by ongoing reopening and supply chain restocking, absent additional major policy or health shocks. As growth moderates, value stocks seem likely to face renewed challenges having benefited from the cyclical tailwinds. We remain positive about the opportunities to differentiate the Fund’s portfolio through dynamic growth stock selection with a medium and longer-term time horizon.

The Fund’s lead portfolio manager is Andrew Jacobson of Axiom International Investors LLC.

Pear Tree Axiom Emerging Markets World Equity Fund

Top 10 Holdings
Percentage of total net assets	29.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.2%
Samsung Electronics Company Limited	4.1%
Infosys Limited - SP	3.0%
Contemporary Amperex Technology Company, Ltd.	2.4%
Li Ning Company Limited	2.2%
Sberbank of Russia	2.1%
HDFC Bank Ltd.	2.0%
Bajaj Finserv Limited	1.8%
iShares Core MSCI Emerging Markets ETF	1.8%
Tencent Holdings Limited	1.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	30.3%
Financials	15.6%
Consumer Discretionary	13.1%
Industrials	10.4%
Health Care	8.6%
Materials	5.3%
Communication Services	5.1%
Energy	4.1%
Consumer Staples	3.9%
Utilities	1.2%
Mutual Funds	1.8%
CASH + other assets (net)	0.6%

Top 10 Country Allocations
Percentage of total net assets	83.8%
China	21.2%
India	14.5%
Taiwan	14.3%
South Korea	12.9%
United States	5.4%
Mexico	4.3%
Russia	4.0%
Hong Kong	2.9%
Brazil	2.3%
Saudi Arabia	2.0%
Value of a $10,000 Investment
Pear Tree Axiom Emerging Markets World Equity (PTEM) Ordinary Shares vs. MSCI EM Index

Pear Tree Axiom Emerging Markets World Equity Fund

Average Annual Total Returns
	3Q 2021	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception(3)	Inception Date
Ordinary Shares	(6.83)%	(1.48)%	16.76%	9.72%	5.76%	5.73%	09/30/1994
Institutional Shares(1)	(6.72)%	(1.26)%	17.22%	10.14%	6.09%	7.02%	04/02/1996
R6 Shares(1)	(6.72)%	(1.31)%	17.23%	-%	-%	17.07%	01/28/2019
MSCI EM(2)	(7.97)%	(3.26)%	18.58%	9.62%	6.46%	5.57%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index composed of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94. The MSCI EM Index is maintained by MSCI Inc.

(3)
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.

Pear Tree Axiom Emerging Markets World Equity Fund

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Pear Tree Polaris Foreign Value Fund

INVESTMENT PROFILE
All Data as of September 30, 2021, except as noted
Fund Information
Net Assets	$4,308.7 Million
Number of Companies	70
Price to Book Ratio	1.6
Price to Earnings Ratio	13.3
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.50%	1.25%	1.10%
Total Expense Ratio (Net) *	1.40%	1.03%	0.94%
Ticker Symbol	QFVOX	QFVIX	QFVRX

*
per prospectus dated August 2, 2021. See financial highlights for the total expense ratios for the six months ended September 30, 2021.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Fund)
For the semi-annual period ended September 30, 2021, the Pear Tree Polaris Foreign Value Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund achieved a return of  (0.90%) at net asset value compared to 5.01% for the Index.
Market Conditions and Investment Strategies
Traditional “growth” stocks (Information Technology (“IT”) and Health Care) dominated the six-month period, as waves of COVID-19 made headlines; the Fund was underweight and underperformed in these sectors. Offsetting some of these losses were gains from the Financials, Communication Services, and Industrials sectors. At the country level, holdings from France, Japan and Norway contributed to gains, erased by losses in South Korea and Ireland.
Financial sector holdings, Popular Inc., Bancolombia and Nordic banks Sparebank 1SR and Sparebanken Vest, had double-digit gains on respective regional macro-economic recoveries. Among Industrials, Babcock International bounced back after its fiscal year earnings announcement, during which the company negated the need for an equity raise, while pointing to improved sales and growth prospects. In Communication Services, Publicis Groupe SE reported strong results, recovering revenue lost in 2020 and capturing strong organic growth.
In IT, gains from Infosys couldn’t offset losses from SK Hynix and Samsung Electronics, both of which were impacted by semiconductor supply concerns. In Consumer Discretionary, Magna International and Hyundai Mobis suffered from similar supply/demand constraints. Jazz Pharmaceuticals launched Xywav in 2020 with much success; the company now faces near-term competition from authorized generics.
Portfolio Changes
During the semi-annual period, the Fund exited Lanxess AG and Valmet as each met Polaris’ valuation targets. Grupo Aeroportuario Del Cent and Imerys SA were also sold to make way for new purchases including: LG Electronics, a global leader in home appliances; Tisco Financial, a Thai bank specializing in auto title loans; Alrosa PJSC, a low-cost producer of rough diamonds; Irish biopharmaceutical company, Jazz Pharmaceuticals; and Canadian based metals miner, Lundin Mining.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.

Pear Tree Polaris Foreign Value Fund

A Look Ahead
We are cautiously optimistic about the global economy, challenges notwithstanding. Ongoing waves of COVID-19 may cause headwinds, but we believe that rising vaccination rates should dull the impact. People are returning to the workforce, which should ease the supply chain bottlenecks. In the interim, supply/demand constraints will tax companies reliant on raw materials; the winners we expect will be Materials and Industrials that can charge higher commodity prices. We believe many companies in our portfolio will be able to leverage this short-term demand.
Top 10 Holdings
Percentage of total net assets	22.1%
Jazz Pharmaceuticals plc	2.8%
LG Electronics Inc.	2.5%
Publicis Groupe	2.4%
Popular, Inc.	2.4%
Methanex Corporation	2.1%
DNB Bank ASA	2.1%
SpareBank 1 SR-Bank ASA	2.0%
Kia Motors Corporation	2.0%
Bellway plc	1.9%
Magna International Inc.	1.9%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	20.7%
Consumer Discretionary	20.6%
Materials	16.7%
Industrials	11.1%
Communication Services	8.9%
Information Technology	8.2%
Consumer Staples	5.1%
Health Care	5.1%
Real Estate	1.5%
Cash and Other Assets (Net)	2.1%

Top 10 Country Allocations
Percentage of total net assets	79.3%
United Kingdom	16.2%
South Korea	12.8%
Japan	12.8%
Germany	7.9%
Canada	6.5%
France	6.4%
Norway	6.3%
Sweden	4.0%
Ireland	3.9%
Belgium	2.5%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV) Ordinary Shares vs. MSCI EAFE Index

Pear Tree Polaris Foreign Value Fund

Average Annual Total Returns
	3Q 2021	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(2.19)%	(0.90)%	36.76%	7.20%	8.54%	6.41%	05/15/1998
Institutional Shares(1)	(2.11)%	(0.74)%	37.21%	7.58%	8.87%	7.66%	12/18/1998
R6 Shares(1)	(2.06)%	(0.64)%	37.43%	—%	—%	7.31%	02/06/2017
MSCI EAFE(2)	(0.35)%	5.01%	26.29%	9.33%	8.60%	5.22%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/29/98. The MSCI EAFE Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Polaris Foreign Value Fund

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Pear Tree Polaris Foreign Value Small Cap Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$1,253.9 Million
Number of Companies	74
Price to Book Ratio	1.4
Price to Earnings Ratio	12.9
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.53%	1.28%	1.13%
Total Expense Ratio (Net)*	1.43%	1.06%	1.03%
Ticker Symbol	QUSOX	QUSIX	QUSRX

*
per prospectus dated August 2, 2021. See financial highlights for the total expense ratios for the six months ended September 30, 2021.

All Data as of September 30, 2021, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the semi-annual period ended September 30, 2021, the Pear Tree Polaris Foreign Value Small Cap Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI ACWI Ex USA Small Cap Index (the “Index”). The Fund achieved a return of 2.18% at net asset value compared to 6.59% for the Index.
Market Conditions and Investment Strategies
The Fund saw notable positive contributions from Financials, Information Technology (“IT”) and Consumer Discretionary sectors; Consumer Staples and Materials were the main detractors. Strong performance was noted in China, Norway and Taiwan while exposure to South Korea, Japan and Thailand detracted from returns.
In Financials, Goeasy Ltd, OSB Group and a handful of Nordic banks posted double-digit returns on prospects for an economic recovery. Holtek Semiconductor, Sitronix Technology and Elite Materials topped the IT sector, profiting from a heated semiconductor industry; two of the three were subsequently sold as they reached target valuation levels.
XTEP International Holdings, the Chinese footwear manufacturer, saw its stock jump amid patriotic support for domestic brands. Elsewhere in the Consumer Discretionary industry, D’Ieteren Group announced a commercial vehicle parts acquisition. Additionally, the second-largest shareholder of Belron (a division of D’Ieteren) sold a premium-priced minority stake to three private equity funds.
Ongoing supply/demand challenges negatively impacted a number of Fund holdings. Both ENF Technology and Vtech Holdings predicted a tougher 2022 operating environment on higher material prices and shortage of electronic components. Prima Meat Packers has alluded to slower sales/margins in a post-COVID environment as demand weakens.
Portfolio Changes
During the period, the Fund had eleven sales as companies reached valuation targets. UDG Healthcare and Fjord1 were sold as they became acquisition targets. Seven new buys included: Sankyu Inc., a Japanese engineering services company; AEM Holdings, a Singapore-based manufacturer of semiconductor test handlers; Tisco Financial, a Thai bank specializing in auto title loans; sportswear manufacturer Fila Holdings; Nature Holdings Co., a South Korean manufacturer of branded apparel; Intertrust NV, one of the largest trust offices in the Netherlands; and Equitable Group, a Canadian bank with mortgage and personal banking solutions.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

Pear Tree Polaris Foreign Value Small Cap Fund

A Look Ahead
In early 2020, we increased the number of holdings in our portfolio as COVID-19 induced volatility provided attractive entry points to fundamentally strong, but previously overpriced, companies. As many of these companies recovered, we sold at a profit and gradually began reducing the number of holdings to traditional norms. Our research screens are ripe with opportunities; we will continue our current buy/sell execution while paring down our portfolio. We expect this strategy will enhance the valuation, risk profile and ultimately performance of the Fund.
Top 10 Holdings
Percentage of total net assets	20.0%
Greencore Group plc	2.3%
Glanbia plc	2.1%
Prima Meat Packers Limited	2.1%
goeasy Ltd.	2.1%
C & C Group plc	2.1%
Equatorial Energia S.A.	2.0%
Jumbo S.A.	1.9%
LIC Housing Financing Limited	1.8%
Huaku Development Co., Limited	1.8%
Elite Material Co., Limited	1.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	23.7%
Industrials	19.8%
Consumer Discretionary	15.5%
Information Technology	12.7%
Consumer Staples	11.2%
Materials	6.2%
Utilities	3.6%
Real Estate	3.4%
Communication Services	0.3%
CASH + other assets (net)	3.6%

Top 10 Country Allocations
Percentage of total net assets	73.4%
Japan	13.9%
Taiwan	13.0%
United Kingdom	12.5%
Ireland	7.2%
Norway	5.5%
Canada	5.3%
South Korea	4.9%
Sweden	4.4%
Singapore	3.4%
Denmark	3.3%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC) Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Pear Tree Polaris Foreign Value Small Cap Fund

Average Annual Total Returns
	3Q 2021	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(2.31)%	2.18%	39.36%	8.99%	10.05%	7.09%	5/1/2008
Institutional Shares(1)	(2.25)%	2.36%	39.86%	9.38%	10.38%	7.38%	5/1/2008
R6 Shares(1)	(2.27)%	2.38%	40.00%	—%	—%	9.50%	2/6/2017
MSCI ACWI ex USA Small Cap(2)	0.09%	6.59%	33.55%	10.69%	9.84%	6.28%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 4,391 constituents as of 9/30/2021, the index covers approximately 14% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 05/01/08. The MSCI ACWI ex USA Small Cap Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Foreign Value Small Cap Fund

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Pear Tree Polaris International Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$25.1 Million
Number of Companies	64
Price to Book Ratio	3.4
Price to Earnings Ratio	18.7
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.62%	1.37%	1.22%
Total Expense Ratio (Net)*	1.62%	1.25%	1.22%
Ticker Symbol	QISOX	QISIX	QISRX

*
per prospectus dated August 2, 2021. See financial highlights for the total expense ratios for the six months ended September 30, 2021.

All Data as of September 30, 2021, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris International Opportunities Fund)
For the semi-annual period ended September 30, 2021, the Pear Tree Polaris International Opportunities Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI ACWI ex USA Index (the “Index”). The Fund achieved a return of 4.16% at net asset value compared to 2.60% for the Index.
Market Conditions and Investment Strategies
Positive gains were noted in all sectors in which the Fund participated, with the exception of Information Technology (IT). Cyclicals contributed most to outperformance, led by Financials, Materials, Real Estate and Industrials. On a country basis, the Fund benefited from holdings in Belgium and the United Kingdom, while positions in Taiwan and China detracted from returns.
In Financials, Chailease Holding Co. had robust growth in leasing and financing throughout China and Taiwan, while also reporting lower credit costs. Goeasy, the Canadian alternative financial services company, posted solid quarterly results with lower credit costs. In Materials, SK Materials and Hansol Chemical both rose more than 30%, capitalizing on supply/demand constraints to raise prices. Five of the top 15 portfolio contributors hailed from the Consumer Discretionary sector, with double-digit returns from D’Ieteren Group, Nextage Co, Collins Foods, Greggs PLC and Zhongsheng Group; however, sector results were lackluster due to losses at Poya International and Gree Electric Appliances.
In IT, Knowit AB had double-digit gains after announcing a small acquisition that bolsters their organic growth directives. In contrast, Sinbon Electronics and Yageo Corporation struggled with supply chain headwinds, higher raw material costs and higher logistics charges.
Portfolio Changes
During the semi-annual period, the Fund purchased 10 new companies including: two Canadian software companies; U.K. advertising company, Next15Communications; Japan’s JAC Recruitment Co; Equitable Group, a Canadian mortgage provider of near-prime loans; Neurones, a French IT service company; Tisco Financial Group, a Thai bank specializing in auto title loans; Zhejiang Supor Co, a Chinese small appliance company; Muangthai Capital, a Thai consumer financing company for motorcycle loans; and Alibaba Group, the Chinese multinational technology company. SK Materials was sold at a profit, as it will be absorbed by its parent company SK Inc. and become unlisted.
A Look Ahead
We are cautiously optimistic about the global economy, challenges notwithstanding. Ongoing waves of COVID-19 may cause headwinds, but we believe that rising vaccination rates should dull the impact. People are returning to the workforce, which should ease the supply chain bottlenecks currently faced. We continue to leverage these production and supply/demand developments to our advantage, finding attractive entry points to companies that may recover faster when the global economy reopens in earnest.

Pear Tree Polaris International Opportunities Fund

Top 10 Holdings
Percentage of total net assets	25.4%
SINBON Electronics Co., Ltd	4.5%
Chailease Holding Co., Ltd.	2.7%
Bravida Holding AB	2.7%
POYA International Co., Ltd.	2.5%
BizLink Holding, Inc.	2.3%
VIB Vermogen AG	2.2%
NEXTAGE Co., Ltd.	2.2%
Sanwa Holdings Corporation	2.1%
Knowit AB	2.1%
Scientex Berhad	2.1%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	22.3%
Consumer Discretionary	21.3%
Information Technology	20.9%
Industrials	17.1%
Materials	6.1%
Consumer Staples	3.9%
Communications Services	3.2%
Real Estate	2.2%
Utilities	1.9%
CASH + other assets (net)	1.1%

Top 10 Country Allocations
Percentage of total net assets	70.4%
Taiwan	17.1%
United Kingdom	9.7%
Japan	7.5%
Sweden	7.4%
China	7.0%
Canada	6.4%
Germany	4.0%
South Korea	3.9%
France	3.8%
Malaysia	3.6%
Value of a $10,000 Investment
Pear Tree Polaris International Opportunities Fund (QISOX) Ordinary Shares vs. MSCI ACWI ex USA Index

Pear Tree Polaris International Opportunities Fund

Average Annual Total Returns
	3Q 2021	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	0.55%	4.16%	36.64%	—%	—%	15.50%	01/30/2019
Institutional Shares(1)	0.69%	4.41%	37.15%	—%	—%	15.95%	01/30/2019
R6 Shares(1)	0.62%	4.34%	37.15%	—%	—%	15.96%	01/30/2019
MSCI ACWI ex USA(2)	(2.88)%	2.60%	24.45%	__%	__%	11.63%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. With 2,408 constituents as of 9/30/2021, the index covers approximately 85% of the global equity opportunity set outside the United States. You cannot invest directly in an index For comparative performance purposes, the beginning date of the Index is 01/30/2019. The MSCI ACWI ex USA Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)
COMMON STOCK — 99.5%
	Shares	Value
AEROSPACE & DEFENSE — 2.9%
Curtiss-Wright Corporation	10,400	$1,312,272
Vectrus, Inc. (a)	28,000	1,407,840
		2,720,112
AUTO COMPONENTS — 1.0%
Standard Motor Products, Inc.	21,900	957,249
AUTOMOBILES — 2.1%
Winnebago Industries, Inc.	27,467	1,989,984
BANKS — 20.3%
BOK Financial Corporation	20,564	1,841,506
Brookline Bancorp, Inc.	130,700	1,994,482
Cambridge Bancorp	23,530	2,070,640
Central Pacific Financial Corporation	43,583	1,119,211
Colony Bankcorp, Inc.	143,279	2,683,616
F.N.B. Corporation	148,480	1,725,338
International Bancshares Corporation	41,700	1,736,388
OFG Bancorp	87,500	2,206,750
RBB Bancorp	25,600	645,376
South Plains Financial, Inc.	116,700	2,845,146
		18,868,453
BUILDING PRODUCTS — 1.8%
American Woodmark Corporation (a)	25,100	1,640,787
CAPITAL MARKETS — 1.9%
Hercules Capital, Inc.	105,998	1,760,627
CHEMICALS — 1.0%
Cabot Corporation	18,273	915,843
CONSTRUCTION MATERIALS — 1.9%
Eagle Materials Inc.	13,400	1,757,544
CONTAINERS & PACKAGING — 4.5%
Berry Global Group, Inc. (a)	32,700	1,990,776
Graphic Packaging Holding Co.	116,000	2,208,640
		4,199,416
DIVERSIFIED CONSUMER SERVICES — 1.8%
Perdoceo Education Corporation (a)	160,300	1,692,768
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	28,000	1,666,560

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
ELECTRICAL EQUIPMENT — 1.1%
Regal Beloit Corporation	6,889	$1,035,692
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.1%
Arrow Electronics, Inc. (a)	14,900	1,673,121
Insight Enterprises, Inc. (a)	15,127	1,362,640
Kimball Electronics, Inc. (a)	62,745	1,616,939
Methode Electronics, Inc.	46,600	1,959,530
		6,612,230
ENERGY EQUIPMENT & SERVICES — 2.1%
Dril-Quip, Inc. (a)	78,000	1,964,040
ENTERTAINMENT — 2.7%
Cinemark Holdings, Inc.	130,558	2,508,019
FOOD PRODUCTS — 4.0%
Ingredion Incorporated	20,300	1,806,903
Sanderson Farms, Inc.	10,250	1,929,050
		3,735,953
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Natus Medical, Inc. (a)	46,220	1,159,197
HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs and Systems, Inc.	29,650	1,051,389
HOUSEHOLD PRODUCTS — 1.1%
Central Garden and Pet Company, Class A (a)	22,800	980,400
INSURANCE — 1.8%
FedNat Holding Company (a)	400,000	988,000
United Insurance Holdings Corporation	198,351	720,014
		1,708,014
IT SERVICES — 6.4%
CSG Systems International, Inc.	39,700	1,913,540
EVERTEC Inc.	50,800	2,322,576
Maximus Inc.	21,000	1,747,200
		5,983,316
LEISURE PRODUCTS — 0.9%
Johnson Outdoors, Inc.	7,700	814,660

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
MACHINERY — 3.9%
Exco Technologies Limited	273,400	$2,138,601
Oshkosh Corporation	14,100	1,443,417
		3,582,018
OIL, GAS & CONSUMABLE FUELS — 4.3%
CVR Energy, Inc.	79,500	1,324,470
Delek US Holdings, Inc. (a)	6,741	121,136
Diamondback Energy, Inc.	26,570	2,515,382
		3,960,988
PHARMACEUTICALS — 2.2%
Harmony Biosciences Holdings, Inc. (a)	30,900	1,184,397
Supernus Pharmaceuticals, Inc. (a)	32,900	877,443
		2,061,840
PROFESSIONAL SERVICES — 7.6%
Barrett Business Services, Inc.	30,100	2,295,426
BG Staffing, Inc.	95,516	1,221,650
Kforce, Inc.	34,794	2,075,114
Science Applications International Corporation	17,700	1,514,412
		7,106,602
ROAD & RAIL — 1.4%
Knight-Swift Transportation Holdings, Inc.	24,494	1,252,868
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
MKS Instruments, Inc.	8,500	1,282,735
SOFTWARE — 1.1%
Enghouse Systems Limited	23,500	1,030,780
SPECIALTY RETAIL — 1.8%
Asbury Automotive Group, Inc. (a)	8,646	1,701,014
TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Crocs, Inc. (a)	8,710	1,249,711
Superior Group of Companies, Inc.	57,100	1,329,859
		2,579,570

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.5%
Air Lease Corporation	36,300	$1,428,042
Applied Industrial Technologies, Inc.	10,200	919,326
		2,347,368
TOTAL COMMON STOCK
(Cost $69,773,706)		92,628,036

Short Term Investments—0.7%
	Par Value	Value
Money Market—0.7%
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $690,917)	$690,917	$690,917
TOTAL INVESTMENTS—100.2% (Cost $70,464,623)		$93,318,953
OTHER ASSETS & LIABILITIES (NET)—(0.2)%		(200,421)
NET ASSETS—100%		$93,118,532

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2021.

(c)
At September 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $71,024,201 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,652,916
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,358,164)
Net unrealized appreciation/(depreciation)	$22,294,752

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)
COMMON STOCK — 98.3%
	Shares	Value
AEROSPACE & DEFENSE — 2.5%
Safran SA	40,971	$5,206,721
BANKS — 8.1%
U.S. Bancorp	167,322	9,945,620
Wells Fargo & Company	156,851	7,279,455
		17,225,075
BEVERAGES — 3.7%
Coca-Cola Company (The)	150,805	7,912,738
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Global Payments, Inc.	11,494	1,811,225
COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	92,085	5,012,186
DIVERSIFIED FINANCIAL SERVICES — 3.7%
American Express Company	31,240	5,233,637
The Charles Schwab Corporation	35,107	2,557,194
		7,790,831
FOOD PRODUCTS — 1.1%
Nestle, S.A. (b)	18,426	2,214,989
HEALTH CARE EQUIPMENT & SUPPLIES — 4.5%
Abbott Laboratories	27,857	3,290,747
Medtronic Plc	49,450	6,198,558
		9,489,305
HEALTH CARE PROVIDERS & SERVICES — 10.0%
Anthem, Inc.	17,208	6,415,142
CIGNA Corporation	9,510	1,903,522
Quest Diagnostics Incorporated	23,555	3,422,777
UnitedHealth Group, Inc.	24,649	9,631,350
		21,372,791
HOTELS, RESTAURANTS & LEISURE — 2.3%
Compass Group Plc (b)	232,253	4,854,088
HOUSEHOLD PRODUCTS — 2.0%
Unilever Plc (b)	78,785	4,271,723
INDUSTRIAL CONGLOMERATES — 1.4%
3M Company	16,693	2,928,286

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
INTERACTIVE MEDIA & SERVICES — 8.7%
Alphabet, Inc. Class A (a)	2,527	$6,755,985
Alphabet, Inc. Class C (a)	1,455	3,878,026
Facebook, Inc. (a)	17,063	5,791,012
Lyft, Inc. (a)	39,166	2,098,906
		18,523,929
IT SERVICES — 20.2%
Accenture Plc	25,861	8,273,451
Adobe Systems Incorporated (a)	5,275	3,036,923
Microsoft Corporation	44,796	12,628,888
Oracle Corporation	92,447	8,054,907
salesforce.com, inc. (a)	12,498	3,389,708
SAP AG (b)	34,199	4,618,233
Visa, Inc.	13,198	2,939,855
		42,941,965
MACHINERY — 1.3%
Otis Worldwide Corp.	35,021	2,881,528
MULTILINE RETAIL — 2.6%
TJX Companies, Inc. (The)	82,655	5,453,577
PHARMACEUTICALS — 8.3%
Eli Lilly and Company	14,033	3,242,325
Johnson & Johnson	38,731	6,255,057
Merck & Co., Inc.	50,449	3,789,224
Roche Holding Ltd. (b)	98,128	4,461,880
		17,748,486
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.0%
KLA-Tencor Corporation	4,479	1,498,270
Lam Research Corporation	11,406	6,491,725
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	63,632	7,104,513
Texas Instruments, Inc.	32,554	6,257,204
		21,351,712
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Apple, Inc.	56,188	7,950,602
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	15,661	2,243,908
TOTAL COMMON STOCK
(Cost $160,074,189)		209,185,665

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
Short Term Investments—1.6%
	Par Value	Value
Money Market —1.6%
Federated Hermes Treasury Obligations Fund, 0.01% (c) (Cost $3,435,920)	$3,435,920	$3,435,920
TOTAL INVESTMENTS 99.9% (Cost $163,510,109)		212,621,585
OTHER ASSETS & LIABILITIES (NET)—0.1%		211,839
NET ASSETS—100%		$212,833,424

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
Interest rate reflects seven-day effective yield on September 30, 2021.

(d)
At September 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $163,970,113 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$51,471,603
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,820,131)
Net unrealized appreciation/(depreciation)	$48,651,472
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)
Common Stock — 92.7%
	Shares	Value
BELGIUM — 2.2%
MATERIALS — 2.2%
Umicore N.V.	23,360	$1,387,144
CANADA — 0.7%
INFORMATION TECHNOLOGY — 0.7%
Farmers Edge Inc. (a)	115,982	461,401
DENMARK — 1.7%
UTILITIES — 1.7%
Ørsted A/S	8,485	1,122,499
GERMANY — 8.0%
INDUSTRIALS — 1.7%
Aumann AG	61,785	1,094,072
INFORMATION TECHNOLOGY — 6.3%
Infineon Technologies AG	37,854	1,558,423
PSI Software AG	38,972	1,698,166
SMA Solar Technology AG	19,305	831,352
		4,087,941

TOTAL GERMANY		5,182,013
IRELAND — 6.2%
CONSUMER DISCRETIONARY — 2.9%
Aptiv PLC (a)	12,283	1,829,799
INDUSTRIALS — 3.3%
Kingspan Group PLC	21,370	2,129,818

TOTAL IRELAND		3,959,617
ISRAEL — 3.5%
INDUSTRIALS — 3.5%
Kornit Digital Ltd. (a)	15,720	2,275,313
JAPAN — 4.5%
INDUSTRIALS — 1.7%
Kurita Water Industries Ltd.	22,331	1,080,774

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
INFORMATION TECHNOLOGY — 2.8%
Keyence Corporation	3,026	$1,817,092

TOTAL JAPAN		2,897,866
NETHERLANDS — 2.4%
INDUSTRIALS — 2.4%
Sensata Technologies Holding NV (a)	27,978	1,530,956
NORWAY — 0.7%
INDUSTRIALS — 0.7%
Nel ASA (a)	323,512	484,195
SWITZERLAND — 2.3%
INFORMATION TECHNOLOGY — 2.3%
Landis Group AG (a)	22,619	1,464,452
UNITED STATES — 60.5%
ENERGY — 5.4%
Aspen Aerogels, Inc. (a)	75,090	3,454,891
FINANCIALS — 3.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39,509	2,112,942
INDUSTRIALS — 20.5%
Array Technologies, Inc. (a)	75,556	1,399,297
Bloom Energy Corporation Class A (a)	47,834	895,453
Energy Recovery, Inc. (a)	96,078	1,828,364
Eneti Inc.	60,250	1,006,175
Enovix Corporation (a)	47,441	896,160
Generac Holdings Inc.	5,367	2,193,332
Lindsay Corporation	7,872	1,194,891
Sunrun Inc. (a)	42,643	1,876,292
Watts Water Technologies, Inc., Class A	11,424	1,920,260
		13,210,224
INFORMATION TECHNOLOGY — 19.6%
Badger Meter, Inc.	17,508	1,770,759
Cognex Corporation	16,477	1,321,785
Enphase Energy, Inc. (a)	11,350	1,702,160
Iteris, Inc. (a)	242,082	1,278,193
Itron, Inc. (a)	18,911	1,430,239
SolarEdge Technologies, Inc. (a)	6,268	1,662,399
Trimble, Inc. (a)	21,566	1,773,803
Wolfspeed, Inc.	20,992	1,694,684
		12,634,022

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
MATERIALS — 11.7%
Albemarle Corporation	10,503	$2,299,842
Amyris, Inc. (a)	125,739	1,726,396
Livent Corporation (a)	77,555	1,792,296
MP Materials Corp. (a)	54,098	1,743,579
		7,562,113

TOTAL UNITED STATES		38,974,192
TOTAL COMMON STOCK
(Cost $49,042,120)		59,739,648

Short Term Investments—6.3%
	Par Value	Value
Money Market—6.3%
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $4,044,194)	$4,044,194	$4,044,194
TOTAL INVESTMENTS 99.0% (Cost $53,086,314)		63,783,842
OTHER ASSETS & LIABILITIES (NET)—1.0%		646,781
NET ASSETS—100%		$64,430,623

(a)
Non-Income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2021.

(c)
At September 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $53,086,345 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,104,252
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,406,755)
Net unrealized appreciation/(depreciation)	$10,697,497

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)
Common Stock — 95.1%
	Shares	Value
ARGENTINA — 1.5%
Globant S.A.	5,968	$1,677,068
AUSTRALIA — 0.1%
IDP Education Limited	5,711	140,713
BRAZIL — 2.3%
Hapvida Participacoes e Investimentos S.A.	76,300	190,299
Localiza Rent a Car S.A.	29,000	289,899
Notre Dame Intermedica Participacoes S.A.	7,900	108,172
PagSeguro Digital Ltd.	14,263	737,682
Weg S.A.	167,100	1,215,323
		2,541,375
CHINA — 21.2%
Alibaba Group Holding Ltd. (a)(b)	10,288	1,523,138
Baidu, Inc. (a)(b)	2,224	341,940
Bosideng International Holdings Limited	706,000	502,427
Centre Testing International Group Co., Ltd.	212,200	832,421
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	—
China Longyuan Power Group H	557,000	1,376,634
China Merchants Bank Co., Ltd. - H Shares	143,500	1,143,805
Chinasoft International	605,000	1,069,380
Chongqing Brewery Co., Ltd.	19,800	402,085
Contemporary Amperex Technology Company, Ltd.	32,700	2,660,297
Ganfeng Lithium Co., Ltd.	51,000	906,702
Hanergy Mobile Energy Holding Group * (a)	36,000	—
Li Ning Company Limited	218,500	2,530,319
LONGi Green Energy Technology	100,560	1,283,493
Shenzhen Inovance Technology Co., Ltd.	90,800	885,209
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	19,300	1,151,095
Tencent Holdings Limited	33,700	1,997,403
Wuliangye Yibin Co., Ltd.	9,500	322,522
WuXi AppTec	50,900	1,190,655
WuXi Biologics (Cayman) Inc. (a)	106,000	1,722,481
Wuxi Lead Intelligent Equipment Co., Ltd.	73,000	788,719
Xtep International Holdings Limited	418,000	585,276
Yum China Holdings, Inc.	1,940	112,733
Zai Lab Limited (a)(b)	5,261	554,457
		23,883,191
FRANCE — 1.6%
Hermès International S.A.	112	155,300
LVMH Moet Hennessy Louis Vuitton SE	482	346,376

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
FRANCE (continued)
Sartorius Stedim Biotech	1,063	$595,866
Teleperformance SE	1,901	749,253
		1,846,795
GERMANY — 0.2%
BioNTech SE (b)	820	223,852
HONG KONG — 2.9%
AIA Group Ltd.	99,800	1,153,161
Hong Kong Exchanges & Clearing Ltd.	8,100	499,233
SITC International Holdings Company Ltd.	141,500	508,038
Techtronic Industries Company Limited	54,000	1,075,880
		3,236,312
HUNGARY — 1.3%
OTP Bank Nyrt.	24,956	1,465,401
INDIA — 14.5%
Apollo Hospitals Enterprise Limited	5,915	357,127
Asian Paints Ltd.	38,544	1,684,844
Bajaj Finserv Limited	19,828	2,048,339
Escorts Limited	55,337	1,103,423
Fortis Healthcare Limited	47,175	167,466
HDFC Bank Ltd.	103,218	2,217,878
Indian Energy Exchange Limited	48,125	418,798
Info Edge Limited	1,231	106,659
Infosys Limited	5,781	130,468
Infosys Limited - SP (b)	143,800	3,199,550
Mindtree Ltd.	17,798	1,007,085
Motherson Sumi Systems Ltd.	255,033	776,326
Reliance Industries Ltd.	50,172	1,702,817
Tata Motors Limited (a)(b)	30,800	690,228
UltraTech Cement Ltd.	6,899	687,423
		16,298,431
INDONESIA — 0.3%
PT Bank Jago Tbk	120,800	127,446
Vale Indonesia Tbk	848,500	272,113
		399,559
JAPAN — 0.2%
Tokyo Electron Limited	450	200,327

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
MALAYSIA — 0.1%
IHH Healthcare Berhad	74,500	$119,228

MEXICO — 4.3%
Cemex S.A.B. CPO (a)	1,709,100	1,238,701
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	25,700	482,577
Grupo Financiero Banorte SAB de CV	167,700	1,082,138
Grupo Mexico S.A.B. de C.V. Class B	91,600	367,345
Wal-Mart de Mexico, S.A.B. de C.V.	475,600	1,623,492
		4,794,253
NETHERLANDS — 1.0%
ASML Holding N.V.	1,530	1,145,239
PANAMA — 0.7%
Copa Holdings, S.A.	10,290	837,400
POLAND — 1.0%
Dino Polska S.A.	13,571	1,135,217
RUSSIA — 4.0%
LUKoil P.J.S.C. (b)	20,778	1,990,948
Sberbank of Russia (a)(b)	123,295	2,320,412
Yandex N.V. (a)	2,890	230,304
		4,541,664
SINGAPORE — 1.8%
DBS Group Holdings Ltd.	18,400	410,937
Sea Ltd. (Singapore) (b)	5,174	1,649,109
		2,060,046
SOUTH AFRICA — 0.7%
Capitec Bank	5,370	649,290
Clicks Group Limited	9,541	176,107
		825,397
SOUTH KOREA — 12.4%
Dentium Co. ltd.	4,174	269,688
Hana Financial Group, Inc.	5,023	196,847
Hyundai Motor Company Ltd.	8,530	1,440,878
KakaoBank Corp.	13,142	759,217
Kia Motors Corporation	23,555	1,615,427
Naver Corp.	4,287	1,404,862

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
SOUTH KOREA (continued)
POSCO	1,845	$514,232
Samsung Bioepis Co., Ltd. (a)	2,541	1,875,704
Samsung Electronics Company Limited	65,165	4,078,316
Shinhan Financial Group Co., Limited	32,366	1,104,381
SK Hynix, Inc.	5,173	450,016
SK IE Technology Co., Ltd. (a)	1,499	286,127
		13,995,695

SWEDEN — 0.6%
Atlas Copco AB	6,759	411,167
Epiroc AB	13,460	280,013
		691,180
SWITZERLAND — 0.6%
Straumann Group	363	655,066
TAIWAN — 14.3%
Airtac International Group	10,200	320,346
Delta Electronics, Inc.	34,000	307,532
Giant Manufacturing Company, Ltd.	14,500	165,763
Hon Hai Precision Industry Co. ltd.	174,000	655,767
Makalot Industrial Co., Ltd.	129,000	1,141,347
MediaTek, Inc.	31,400	1,019,974
Momo.com Inc.	5,100	296,549
Nien Made Enterprise Company Ltd.	51,000	724,897
Realtek Semiconductor Corporation	6,700	119,160
Silergy Corp.	9,500	1,399,742
Taiwan Semiconductor Manufacturing Co., Ltd.	189,000	3,934,603
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	47,520	5,305,608
United Microelectronics Corporation	110,000	252,688
United Microelectronics Corporation (b)	39,300	449,199
		16,093,175
THAILAND — 0.9%
PTT Exploration & Production PCL (c)	279,100	969,240
UNITED KINGDOM — 0.6%
Endava PLC (a)(b)	4,594	624,095
UNITED STATES — 5.4%
Danaher Corporation	1,844	561,387
EPAM Systems, Inc. (a)	979	558,500

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)

	Shares	Value
UNITED STATES (continued)
Estee Lauder Companies, Inc. (The)	2,628	$788,216
Mercado Libre, Inc.	692	1,162,145
Microsoft Corporation	3,742	1,054,945
NVIDIA Corporation (a)	2,119	438,972
Samsonite International S.A.	240,400	518,802
TE Connectivity Ltd.	4,711	646,443
Visa, Inc.	1,370	305,168
		6,034,578
URUGUAY — 0.6%
dLocal Ltd.	13,400	731,104
TOTAL COMMON STOCK
(Cost $93,371,966)		107,165,601
Preferred Stock — 0.5%
SOUTH KOREA — 0.5%
Samsung Electronics Co., Ltd.	8,823	518,649
(Cost $333,057)
P-Notes — 2.0%
SAUDI ARABIA — 2.0%
AL Rajhi Bank	59,239	1,936,511
Leejam Sports Co., JSC	10,959	305,651
(Cost $1,821,794)		2,242,162

Exchange Traded Funds — 1.8%
UNITED STATES — 1.8%
iShares Core MSCI Emerging Markets ETF	32,500	2,007,200
(Cost $2,063,823)
Rights — 0.0%
TAIWAN — 0.0%
Airtac International Group	743	4,188
(Cost $0)

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
Short Term Investments—0.7%
	Par Value	Value
Money Market - 0.7%
Federated Hermes Treasury Obligations Fund, 0.01% (d) (Cost $777,327)	$777,327	$777,327
TOTAL INVESTMENTS 100.1% (Cost $98,367,967)		112,715,127
OTHER ASSETS & LIABILITIES (Net)—(0.1)%		(123,992)
NET ASSETS—100%		$112,591,135

•
Fair Valued by the Valuation Committee as delegated by the Pear Tree Funds Board of Trustees that represent 0.00% of net assets as of September 30, 2021

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
NVDR—Non-Voting Depositary Receipts

(d)
Interest rate reflects seven-day effective yield on September 30, 2021.

(e)
At September 30, 2021 the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $98,524,760 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,549,092
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,358,725)
Net unrealized appreciation / (depreciation)	$14,190,367
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)
Common Stock — 97.9%
	Shares	Value
AUSTRIA — 1.2%
Andritz AG	965,800	$52,918,095
BELGIUM — 2.5%
D’Ieteren S.A.	231,685	34,098,963
Solvay S.A.	581,118	72,496,642
		106,595,605
CANADA — 6.5%
Lundin Mining Corporation	3,995,300	28,729,326
Magna International Inc.	1,108,828	83,426,857
Methanex Corporation	1,987,993	91,592,984
Toronto-Dominion Bank	1,164,024	77,041,134
		280,790,301
CHILE — 1.3%
Antofagasta plc	2,942,400	54,031,937
CHINA — 1.6%
Weichai Power Company Limited	32,983,000	68,553,052
COLOMBIA — 2.1%
Bancolombia S.A. (a)	1,455,566	50,391,695
Bancolombia S.A.	4,397,800	38,025,748
		88,417,443
FRANCE — 6.4%
Ipsos	919,480	41,930,163
Michelin (CGDE)	418,300	64,376,220
Publicis Groupe	1,539,147	103,917,840
Vinci SA	619,098	64,679,204
		274,903,427
GERMANY — 7.9%
BASF SE	762,300	58,172,969
Deutsche Telekom AG	3,306,977	66,668,411
Fresenius SE & Company KGaA	993,500	47,821,326
Hannover Rueck SE	346,100	60,704,873
HeidelbergCement AG	595,000	44,668,096
Muenchener Rueckversicherungs-Gesellschaft	219,430	60,242,168
		338,277,843
GREECE — 0.3%
Jumbo S.A.	765,004	12,509,221

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
INDIA — 1.8%
Infosys Limited - SP (a)	3,423,084	$76,163,619
IRELAND — 3.9%
Greencore Group plc (b)	25,908,369	49,322,660
Jazz Pharmaceuticals plc (b)	919,400	119,715,074
		169,037,734
ITALY — 0.5%
Trevi-Finanziaria Industriale SpA (b)	16,792,356	21,523,173
JAPAN — 12.8%
Asahi Group Holdings Ltd.	1,349,300	65,557,296
Brother Industries, Ltd.	3,272,300	72,352,804
Daicel Corporation	4,652,700	36,404,276
Daito Trust Construction Company, Ltd.	554,900	64,852,306
Honda Motor Company, Ltd.	1,910,200	59,150,715
KDDI Corporation	1,705,700	56,426,069
Marubeni Corporation	7,967,800	66,641,729
Sony Corporation	632,000	70,549,496
Sumitomo Mitsui Trust Holdings, Inc.	1,681,700	58,134,142
		550,068,833
NORWAY — 6.3%
DNB Bank ASA	3,881,230	88,901,967
SpareBank 1 SR-Bank ASA	6,205,787	86,376,126
Sparebanken Vest	2,183,075	23,758,162
Yara International ASA	1,468,500	73,060,790
		272,097,045
PUERTO RICO — 2.4%
Popular, Inc.	1,324,850	102,901,100
RUSSIA — 1.7%
ALROSA Company PJSC	41,136,300	75,179,647
SINGAPORE — 1.3%
United Overseas Bank Limited	3,030,147	57,696,892
SOUTH KOREA — 12.8%
Hyundai Mobis Company, Limited	271,700	58,057,517
Kia Motors Corporation	1,241,100	85,115,980
KT&G Corporation	637,300	43,706,723
LG Electronics Inc.	993,000	106,932,010
LG Uplus Corporation	4,728,473	59,904,641

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)

	Shares	Value
SOUTH KOREA (continued)
Samsung Electronics Company Limited	1,173,032	$73,413,574
Shinhan Financial Group Co., Limited	1,523,584	51,987,157
SK Hynix, Inc.	833,500	72,508,868
		551,626,470
SWEDEN — 4.0%
Duni AB (b)	1,566,400	18,119,434
Loomis AB, Class B	1,446,683	39,289,930
SKF AB-B	2,391,800	56,756,244
Svenska Handelsbanken AB, Class A	5,262,104	59,137,469
		173,303,077
SWITZERLAND — 1.2%
Novartis AG	640,850	52,777,903
TAIWAN — 1.4%
Catcher Technology Company, Limited	10,049,991	60,421,510
THAILAND — 1.8%
Siam Commercial Bank PCL	15,365,300	55,403,180
TISCO Financial Group	7,722,600	20,941,290
		76,344,470
UNITED KINGDOM — 16.2%
Amcor plc	4,192,000	48,585,280
Babcock International Group plc (b)	11,202,189	56,154,427
Bellway plc	1,899,192	83,961,852
Bunzl plc	1,533,784	50,767,692
Cineworld Group plc (b)	49,820,301	52,849,687
Coca-Cola Europacific Partners plc	1,125,818	62,246,477
Inchcape plc	5,556,696	60,758,804
Linde plc	191,944	56,312,531
Mondi plc	3,237,313	79,655,759
Next plc	659,850	73,057,681
Taylor Wimpey plc	36,032,028	75,688,148
		700,038,338
TOTAL COMMON STOCK
(Cost $3,613,580,226)		4,216,176,735
WARRANTS - 0.0%
ITALY - 0.0%
Trevi-Finanziaria Industriale SpA (b)	76,022	352,358
(Cost $7,585,702)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
Short Term Investments—1.6%
	Par Value	Value
Money Market—1.6%
Federated Hermes Treasury Obligations Fund, 0.01% (c) (Cost $71,518,774)	$71,518,774	$71,518,774
TOTAL INVESTMENTS—99.5% (Cost $3,692,684,702)		4,288,047,867
OTHER ASSETS & LIABILITIES (NET)—0.5%		20,676,557
NET ASSETS—100%		$4,308,724,424

(a)
ADR - American Depositary Receipts

(b)
Non-income producing security

(c)
Interest rate reflects seven-day effective yield on September 30, 2021

(d)
At September 30, 2021 the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $3,703,887,959 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$818,975,806
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(234,815,898)
Net unrealized appreciation/(depreciation)	$584,159,908
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)
Common Stock — 96.4%
	Shares	Value
BELGIUM — 1.7%
D’Ieteren SA	144,700	$21,296,674
BRAZIL — 2.1%
Equatorial Energia S.A.	5,541,585	25,781,200
CANADA — 5.3%
Aecon Group Inc.	1,304,900	19,744,994
Equitable Group Inc.	179,700	20,269,264
goeasy Ltd.	164,300	26,210,966
		66,225,224
CHINA — 1.1%
Shanghai Mechanical & Electrical Industry Co., Limited - B	4,810,776	6,215,523
Xinhua Winshare Publishing and Media Co., Limited	9,164,500	6,922,201
		13,137,724
COLUMBIA — 0.7%
Tecnoglass, Inc.	393,764	8,556,492
CZECH REPUBLIC — 1.7%
Moneta Money Bank A.S. (a)	5,326,600	21,496,691
DENMARK — 3.3%
DFDS A/S	374,399	19,910,060
Ringkjoebing Landbobank A/S	187,400	21,642,961
		41,553,021
FRANCE — 2.1%
Bonduelle S.A.	494,700	12,325,936
Elis S.A. (a)	707,300	13,582,062
		25,907,998
GERMANY — 0.6%
Sixt SE (a)	48,425	7,430,142
GREECE — 1.9%
Jumbo S.A.	1,431,529	23,408,129
HONG KONG — 2.2%
Samson Holding Limited (a)	74,790,800	2,690,075
VSTECS Holdings Limited	8,587,360	7,732,783
VTech Holdings Limited	2,313,000	16,906,201
		27,329,059

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
INDIA — 1.8%
LIC Housing Finance Limited	3,996,800	$22,994,624
INDONESIA — 1.1%
PT. Pakuwon Jati Tbk (a)	415,457,800	14,049,368
IRELAND — 7.2%
C & C Group plc (a)	8,194,045	26,006,178
Glanbia plc	1,608,400	26,542,607
Greencore Group plc (a)	15,220,000	28,974,842
Origin Enterprises plc	2,334,090	8,709,897
		90,233,524
ITALY — 0.4%
De’Longhi SpA	139,036	5,007,810
JAPAN — 13.9%
Daicel Corporation	2,707,700	21,185,948
Dowa Holdings Co., Limited	500,800	19,838,996
Kanematsu Corporation	1,693,100	21,107,794
Kyudenko Corporation	588,700	19,574,967
Mizuho Leasing Company, Limited	404,800	13,206,112
Prima Meat Packers Limited	1,033,300	26,282,818
Sankyu Inc.	464,000	21,541,743
Sanwa Holdings Corporation	1,479,900	19,311,982
Tsubakimoto Chain Co., Limited	403,300	12,596,912
		174,647,272
NETHERLANDS — 0.9%
Intertrust N.V. (a)	763,500	11,449,403
NORWAY — 5.5%
ABG Sundal Collier Holding ASA	10,021,788	10,562,181
Sbanken ASA	577,302	6,666,290
SpareBank Nord-Norge	735,389	8,053,703
SpareBank 1 Oestlandet	568,688	8,443,056
Sparebank 1 SMN	961,828	14,301,865
SpareBank 1 SR-Bank ASA	931,626	12,966,969
Sparebanken Vest	788,092	8,576,717
		69,570,781
PORTUGAL — 1.5%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	19,299,812

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
SINGAPORE — 3.4%
AEM Holdings Limited	7,160,200	$21,307,607
Venture Corporation, Limited	1,567,200	20,744,390
		42,051,997

SOUTH KOREA — 4.9%
Cuckoo Holdings Co., Limited	290,220	5,368,089
ENF Technology Co., Limited	692,686	17,872,937
Fila Holdings Cororation	561,300	20,219,126
Nature Holding Co., Limited (The)	703,800	17,713,885
		61,174,037
SWEDEN — 4.4%
Cloetta AB, Class B	3,732,700	11,571,088
Duni AB (a)	485,645	5,617,730
Hexpol AB	1,695,000	19,403,590
Loomis AB, Class B	706,161	19,178,366
		55,770,774
TAIWAN — 13.0%
BizLink Holding, Inc.	2,644,000	21,210,459
Cathay Real Estate Development Co., Limited	9,141,300	6,316,111
Elite Material Co., Limited	2,855,600	22,292,960
Hitron Technologies Inc.	9,071,800	6,349,495
Huaku Development Co., Limited	6,979,800	22,346,984
Kings Town Bank	14,104,500	21,110,807
Primax Electronics Limited	11,882,200	21,878,892
Sercomm Corporation	9,382,000	20,945,798
Taiwan Union Technology Corporation	5,380,900	20,858,822
		163,310,328
THAILAND — 3.2%
Thanachart Capital PCL	18,690,500	18,781,646
TISCO Financial Group	7,836,500	21,250,151
		40,031,797
UNITED KINGDOM — 12.5%
Cineworld Group plc (a)	3,796,300	4,027,139
Countryside Properties plc (a)(b)	2,905,000	19,798,807
Crest Nicholson Holdings plc	2,611,400	13,484,781
Halfords Group plc	3,002,357	12,305,737
Inchcape plc	1,725,432	18,866,460
Keller Group plc	457,639	5,873,970

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)

	Shares	Value
UNITED KINGDOM (continued)
Lancashire Holdings Limited	2,479,770	$18,823,116
National Express Group plc (a)	6,402,700	20,821,508
OSB Group PLC	3,172,817	21,410,205
Vistry Group plc	1,308,217	21,553,744
		156,965,467
TOTAL COMMON STOCK
(Cost $1,106,511,486)		1,208,679,348

Short Term Investments—3.3%
	Par Value	Value
Money Market—3.3%
Federated Hermes Treasury Obligations Fund, 0.01% (c)	$41,473,657	$41,473,657
(Cost $41,473,657)
TOTAL INVESTMENTS—99.7% (Cost $1,147,985,144)		1,250,153,005
OTHER ASSETS & LIABILITIES (NET)—0.3%		3,760,743
NET ASSETS—100%		$1,253,913,748

(a)
Non-income producing security

(b)
Rule 144 restricted security

(c)
Interest rate reflects seven-day effective yield on September 30, 2021.

(d)
At September 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,158,379,147 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$171,958,466
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(80,184,608)
Net unrealized appreciation/(depreciation)	$91,773,858

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)
Common Stock — 98.1%
	Shares	Value
AUSTRALIA — 2.7%
Collins Foods Limited	31,200	$275,625
Macquarie Group Limited	3,015	396,367
		671,992
BELGIUM — 1.6%
D’Ieteren SA	2,700	397,381
BRAZIL — 1.9%
Equatorial Energia S.A.	100,500	467,558
CANADA — 6.4%
Enghouse Systems Limited	8,200	359,676
Equitable Group Inc.	3,600	406,062
goeasy Ltd.	3,055	487,368
OpenText Corporation	7,400	361,092
		1,614,198
CHINA — 7.0%
Alibaba Group Holding Ltd. (a)(b)	2,700	399,735
Gree Electric Appliances, Inc.	61,700	369,979
Midea Group Co., Ltd.	35,200	379,115
Zhejiang Supor Co.	34,500	249,373
Zhongsheng Group Holdings	43,500	350,360
		1,748,562
DENMARK — 1.5%
Ringkjoebing Landbobank A/S	3,300	381,120
FRANCE — 3.8%
Alten S.A.	1,600	235,670
Groupe SEB	2,750	388,487
LVMH Moet Hennessy Louis Vuitton SE	95	68,269
Neurones S.A.	6,500	263,646
		956,072
GERMANY — 3.2%
Brenntag AG	2,500	233,457
VIB Vermögen AG	13,009	559,316
		792,773
GREECE — 1.8%
Jumbo S.A.	27,571	450,837
INDONESIA — 1.9%
PT Bank Rakyat Indonesia Tbk (a)	1,758,345	472,987

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
ITALY — 2.4%
Brembo S.p.A.	17,500	$221,260
Interpump Group S.p.A.	3,800	246,610
SeSa S.p.A.	700	126,874
		594,744
JAPAN — 7.5%
BeNEXT Group, Inc.	31,300	367,493
JAC Recruitment Co., Ltd.	21,800	428,868
NEXTAGE Co., Ltd.	27,600	544,950
Sanwa Holdings Corporation	41,300	538,945
		1,880,256
KENYA — 1.9%
Safaricom PLC	1,292,600	492,475
MALAYSIA — 3.6%
Public Bank Bhd	401,500	390,327
Scientex Berhad	475,000	518,512
		908,839
MEXICO — 3.0%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	38,100	224,507
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	23,300	272,178
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	13,300	249,738
		746,423
PERU — 1.6%
Credicorp Ltd.	3,600	399,384
SOUTH AFRICA — 3.5%
AVI Limited	76,900	437,275
FirstRand Limited	104,900	449,790
		887,065
SOUTH KOREA — 3.9%
Hansol Chemical Co., Ltd.	1,000	292,652
Samsung Electronics Company Limited	7,908	494,918
Soulbrain Holdings Co., Ltd. (a)	798	184,133
		971,703
SWEDEN — 7.4%
Bravida Holding AB	49,600	671,266
Essity AB	10,500	326,452

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
	Shares	Value
SWEDEN (continued)
Hexpol AB	27,400	$313,663
Knowit AB	13,300	536,646
		1,848,027
TAIWAN — 17.1%
BizLink Holding, Inc.	70,400	564,757
Chailease Holding Co., Ltd.	76,398	674,572
POYA International Co., Ltd.	37,389	634,098
Sercomm Corporation	152,000	339,348
SINBON Electronics Co., Ltd.	134,300	1,132,804
Thinking Electronic Industrial Co., Ltd.	78,100	465,340
Yageo Corporation	30,000	476,481
		4,287,400
THAILAND — 2.9%
Muangthai Capital Public Company Limited	197,100	339,326
TISCO Financial Group	141,700	384,246
		723,572
UNITED KINGDOM — 9.7%
Amcor plc	19,600	227,164
Bunzl plc	6,965	230,539
Countryside Properties plc (a)(c)	55,465	378,017
Greggs plc	6,100	242,454
Howden Joinery Group plc	20,200	243,969
Lancashire Holdings Limited	55,205	419,043
Next Fifteen Communications Group plc	20,753	316,178
OSB Group PLC	57,300	386,661
		2,444,025
UNITED STATES — 1.8%
Euronet Worldwide, Inc. (a)	3,500	445,480
TOTAL COMMON STOCK
(Cost $20,501,745)		24,582,873

Preferred Stock — 0.8%
GERMANY — 0.8%
Henkel AG & Company	2,400	207,347
(Cost $214,196)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021 (Unaudited)
Short Term Investments—1.0%
	Par Value	Value
Money Market—1.0%
Federated Hermes Treasury Obligations Fund, 0.01% (d)	$242,628	$242,628
(Cost $242,628)
TOTAL INVESTMENTS—99.9%
(Cost $20,958,569)		25,032,848
OTHER ASSETS & LIABILITIES (Net)—0.1%		37,773
NET ASSETS—100%		$25,070,621

(a)
Non-income producing security.

(b)
ADR, American Depositary Receipt

(c)
Rule 144 restricted security

(d)
Interest rate reflects seven-day effective yield on September 30, 2021.

At September 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $21,062,679 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,910,868
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(940,699)
Net unrealized appreciation/(depreciation)	$3,970,169
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

This page intentionally left blank.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2021 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

	Small Cap	Quality	Environmental Opportunities
Assets:
Investments at value	$93,318,953	$212,621,585	$63,783,842
Foreign currency at value (Cost $0 for Small Cap, $0 for Quality, $0 for Environmental Opportunities)	—	—	—
Cash	—	—	—
Dividends and interest receivable	49,802	246,358	31,796
Foreign tax reclaims receivable	4,736	69,902	19,334
Receivable for investments sold	—	—	1,335,120
Receivable for shares of beneficial interest sold	967	119,584	154,790
Other assets	19,310	12,218	138,398
Total Assets	$93,393,768	$213,069,647	$65,463,280
Liabilities:
Payable for investments purchased	$95,741	$—	$959,784
Payable for shares of beneficial interest repurchased	88,031	61,881	—
Payable for compensation of manager (Note 3)	58,665	116,181	49,442
Payable for distribution fees (Note 3)	17,163	30,365	67
Payable to custodian	1,156	1,454	3,000
Payable to transfer agent (Note 3)	14,191	23,245	2,237
Payable for foreign capital gain tax	—	—	—
Other accrued expenses and liabilities	289	3,097	18,127
Total Liabilities	$275,236	$236,223	$1,032,657
Net Assets	$93,118,532	$212,833,424	$64,430,623

Investments at cost	$70,464,623	$163,510,109	$53,086,314

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2021 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2021 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Components of Net Assets:
Shares of beneficial interest	$62,600,020	$142,759,950	$49,291,673
Total distributable earnings (loss)	30,518,512	70,073,474	15,138,950
Net Assets Applicable to Outstanding Shares	$93,118,532	$212,833,424	$64,430,623
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$84,365,082	$141,227,655	$736,281
Shares Outstanding	3,085,059	6,143,379	38,968
Net asset value and redemption proceeds per share	$27.35	$22.99	$18.89
Institutional Shares
Net assets applicable to outstanding shares	$8,753,450	$71,605,769	$62,731,462
Shares outstanding	263,036	2,809,450	3,286,012
Net asset value and redemption proceeds per share	$33.28	$25.49	$19.09
R6 Shares
Net assets applicable to outstanding shares	$—	$—	$962,880
Shares Outstanding	—	—	103,074
Net asset value and redemption proceeds per share	$—	$—	$9.34

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2021 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2021 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Assets:
Investments at value	$112,715,127	$4,288,047,867	$1,250,153,005	$25,032,848
Foreign currency at value (Cost $336,400 for Emerging Markets World Equity, $2,270,391 for Foreign Value $33,259 for Foreign Value Small Cap, and $8,954 for International Opportunities)	335,933	2,270,391	33,218	8,846
Cash	51,066	—	—	—
Dividends and interest receivable	100,558	11,653,100	3,529,992	35,471
Foreign tax reclaims receivable	5,228	10,690,124	1,417,561	16,145
Receivable for investments sold	288,347	—	—	—
Receivable for shares of beneficial interest sold	114	2,955,665	603,915	—
Other assets	11,414	250,521	35,473	7,007
Total Assets	$113,507,787	$4,315,867,668	$1,255,773,164	$25,100,317
Liabilities:
Payable for investments purchased	$394,146	$2,270,392	$283,454	$—
Payable for shares of beneficial interest repurchased	6	1,085,286	431,619	—
Payable for compensation of manager (Note 3)	75,294	3,244,228	944,997	19,047
Payable for distribution fees (Note 3)	22,109	100,882	42,644	36
Payable to custodian	14,924	109,604	56,105	9,725
Payable to transfer agent (Note 3)	15,687	220,032	79,688	888
Payable for foreign capital gain tax	394,418	—	—	—
Other accrued expenses and liabilities	68	112,820	20,909	—
Total Liabilities	$916,652	$7,143,244	$1,859,416	$29,696
Net Assets	$112,591,135	$4,308,724,424	$1,253,913,748	$25,070,621

Investments at cost	$98,367,967	$3,692,684,702	$1,147,985,144	$20,958,569

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2021 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2021 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$112,182,147	$3,710,667,061	$1,121,553,686	$18,215,599
Total distributable earnings (loss)	408,988	598,057,363	132,360,062	6,855,022
Net Assets Applicable to Outstanding Shares	$112,591,135	$4,308,724,424	$1,253,913,748	$25,070,621
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$103,338,331	$479,402,030	$199,776,620	$167,786
Shares Outstanding	3,524,354	19,883,975	11,823,429	11,545
Net asset value and redemption proceeds per share	$29.32	$24.11	$16.90	$14.53
Institutional Shares
Net assets applicable to outstanding shares	$7,949,822	$3,133,170,230	$786,533,137	$12,852,091
Shares outstanding	266,449	130,154,283	46,453,141	875,684
Net asset value and redemption proceeds per share	$29.84	$24.07	$16.93	$14.68
R6 Shares
Net assets applicable to outstanding shares	$1,302,982	$696,152,164	$267,603,991	$12,050,744
Shares Outstanding	91,117	56,388,257	21,422,915	820,730
Net asset value and redemption proceeds per share	$14.30	$12.35	$12.49	$14.68

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2021 (Unaudited)
	Small Cap	Quality	Environmental Opportunities*	Environmental Opportunities**
Investment Income:
Dividends (a)	$1,040,713	$1,423,467	$31,933	$206,559
Interest	60	151	18	—
Miscellaneous	—	—	—	—
Total Investment Income	$1,040,773	$1,423,618	$31,951	$206,559
Expenses:
Compensation of manager (Note 3)	386,131	1,023,145	54,941	351,850
Distribution fees, Ordinary Shares (Note 3)	109,531	183,725	67	306***
Administrative fees (Note 3)	14,502	29,573	—	48,771
Custodian and fund accounting fees	9,000	12,100	3,000	65,393
Regulatory and Compliance (Note 3)	2,203	4,490	—	12,000
Transfer agent fees (Note 3):
Ordinary Shares	71,870	119,095	43	63***
Institutional Shares	7,307	46,708	8,654	25,256
R6 Shares	—	—	8	—
Audit and legal	4,828	9,785	2,800	38,068
Registration fees	17,400	19,201	4,000	14,663
Insurance	978	1,993	—	1,060
Compensation of trustees (Note 3)	1,619	3,287	—	13,983
Printing	2,160	4,426	—	8,472
Miscellaneous	1,916	3,906	10	31,145
Total expenses before waivers/reimbursements/reductions	629,445	1,461,434	73,523	611,030
Management Fee Waiver (Note 3)	—	(354,894)	(5,499)	(145,592)
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(5,345)	(34,589)	(6,468)	—
Manager Reimbursement (Note 3)	—	(1,122)	(7,253)	—
Expenses, Net	$624,100	$1,070,829	$54,303	$465,438
Net Investment income/(loss)	$416,673	$352,789	$(22,352)	$(258,879)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2021 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2021 (Unaudited)

	Small Cap	Quality	Environmental Opportunities*	Environmental Opportunities**
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments (b)	$5,617,995	$10,342,567	$932,074	$4,250,877
Foreign denominated assets, liabilities, and currency	(655)	13	—	(2,063)
Change in unrealized appreciation/(depreciation) of:
Investments	(6,345,517)	5,081,713	(5,045,679)	12,264,812
Foreign denominated assets, liabilities, and currency	104	(90)	(513)	—
Net change in deferred non-U.S. Taxes	—	—	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	(728,073)	15,424,203	(4,114,118)	16,513,626
Net increase/(decrease) in net assets resulting from operations	$(311,400)	$15,776,992	$(4,136,470)	$16,254,747

*
One Month Period Ending September 30, 2021 (Note 1)

**
Year Ended August 31, 2021. Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities.  For more information relating to that transaction, see Note 1.

***
Investor Class

(a)
Dividends are net of foreign withholding taxes of  $ 7,415 for Small Cap, $ 36,154 for Quality, $ 998 for Environmental Opportunities, and $ 11,955 for Environmental Opportunities (8/31/2021). Dividends are net of ADR Issuance Fees of $0 for Small Cap, $2,722 for Quality, $0 for Environmental Opportunities and $0 for Environmental Opportunities
(8/31/2021).

(b)
Net realized gains on investments are net of foreign withholding taxes of  $ 0 for Small Cap, $ 0 for Quality, $ 0 for Environmental Opportunities, and $ 0 for Environmental Opportunities (8/31/2021).

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2021 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2021 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends (a)	929,239	61,834,920	18,096,290	399,715
Interest	14	8,135	2,990	8
Miscellaneous	604	—	—	—
Total Investment Income	$929,857	$61,843,055	$18,099,280	$399,723
Expenses:
Compensation of manager (Note 3)	600,355	21,691,729	5,607,766	113,266
Distribution fees, Ordinary Shares (Note 3)	138,359	654,888	262,206	137
Administrative fees (Note 3)	17,779	641,320	157,125	3,701
Custodian and fund accounting fees	58,000	435,000	212,000	27,500
Regulatory and Compliance (Note 3)	2,700	97,404	23,837	562
Transfer agent fees (Note 3):
Ordinary Shares	90,209	421,381	168,724	88
Institutional Shares	6,569	2,502,960	605,128	10,454
R6 Shares	86	38,147	8,653	692
Audit and legal	12,288	212,951	52,434	1,228
Registration fees	18,600	64,200	35,400	2,580
Insurance	1,199	43,247	10,573	250
Compensation of trustees (Note 3)	1,986	71,464	17,432	413
Printing	2,648	95,714	23,499	553
Miscellaneous	2,362	84,699	20,653	486
Total expenses before waivers/reimbursements/reductions	953,140	27,055,104	7,205,430	161,910
Management Fee Waiver (Note 3)	(132,078)	(2,169,173)	(560,776)	—
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(4,836)	(1,867,175)	(451,399)	(7,771)
Manager Reimbursement (Note 3)	—	(179,431)	—	—
Expenses, Net	$816,226	$22,839,325	$6,193,255	$154,139
Net Investment income/(loss)	$113,631	$39,003,730	$11,906,025	$245,584

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2021 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2021 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments (b)	$8,259,567	$58,191,658	$74,949,149	$1,388,347
Foreign denominated assets, liabilities, and currency	(58,053)	(675,380)	(157,985)	(2,888)
Change in unrealized appreciation/(depreciation) of:
Investments	(9,650,869)	(132,848,014)	(73,186,408)	(587,142)
Foreign denominated assets, liabilities, and currency	9,312	127,210	(17,336)	(398)
Net change in deferred non-U.S. taxes	(203,914)	—	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	(1,643,957)	(75,204,526)	1,587,420	797,919
Net increase/(decrease) in net assets resulting from operations	$(1,530,326)	$(36,200,796)	$13,493,445	$1,043,503

(a)
Dividends are net of foreign withholding taxes of $158,994 for Emerging Markets World Equity, $675,380 for Foreign Value, $2,313,015 for Foreign Value Small Cap, and $49,395 for International Opportunities. Dividends are net of ADR Issuance Fees of  $5,141 for Emerging Markets World Equity, $0 for Foreign Value, $0 for Foreign Value Small Cap, and $0 for International Opportunities.

(b)
Net realized gains on investments are net of foreign withholding taxes of  $66,140 for Emerging Markets World Equity, $0 for Foreign Value, $0 for Foreign Value Small Cap, and $0 for international Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$416,673	$511,856
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	5,617,340	7,355,364
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(6,345,413)	35,418,811
Net increase/(decrease) from operations	$(311,400)	$43,286,031
Distributions to shareholders
Ordinary Shares	$—	$(466,625)
Institutional Shares	—	(64,560)
R6 Shares	—	—
Total distributions to shareholders	$—	$(531,185)
Capital Stock Transactions
Shares sold
Ordinary Shares	$2,522,092	$9,652,320*
Institutional Shares	34,733	552,135
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	358,296
Institutional Shares	—	64,106
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(4,737,192)	(21,770,539)
Institutional Shares	(62,259)	(1,627,375)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$(2,242,626)	$(12,771,057)
Net Increase (Decrease) in Net Assets	$(2,554,026)	$29,983,789
Net Assets Beginning of Year	95,672,558	65,688,769
Net Assets at End of Year	$93,118,532	$95,672,558

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	90,154	415,797
Institutional Shares	1,040	23,147
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	15,625
Institutional Shares	—	2,304
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(171,885)	(1,147,826)
Institutional Shares	(1,842)	(64,855)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	(82,533)	(755,808)

•
Includes contributions to capital from investment managers/brokers for : Ordinary $33,651.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$352,789	$963,814
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	10,342,580	14,220,057
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	5,081,623	48,239,662
Net increase/(decrease) from operations	$15,776,992	$63,423,533
Distributions to shareholders
Ordinary Shares	$—	$(10,169,321)
Institutional Shares	—	(2,936,199)
R6 Shares	—	—
Total distributions to shareholders	$—	$(13,105,520)
Capital Stock Transactions
Shares sold
Ordinary shares	$9,208,772	$28,142,362
Institutional Shares	26,938,437	37,362,976
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	7,650,232
Institutional Shares	—	2,919,228
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(17,630,710)	(37,292,506)
Institutional Shares	(5,836,086)	(12,299,528)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$12,680,413	$26,482,764
Net Increase (Decrease) in Net Assets	$28,457,405	$76,800,777
Net Assets Beginning of Year	184,376,019	107,575,242
Net Assets at End of Year	$212,833,424	$184,376,019

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	401,952	1,606,214
Institutional Shares	1,039,028	1,865,436
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	397,828
Institutional Shares	—	137,311
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(762,499)	(2,003,979)
Institutional Shares	(234,083)	(580,386)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	444,398	1,422,424

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	One Month Ended September 30, 2021 (Unaudited)	Year Ended August 31, 2021 (1)	Year Ended August 31, 2020 (1)
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$(22,352)	$(258,879)		$(51,248)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	932,074	4,248,814		320,683
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(5,046,192)	12,264,812		3,271,582
Net increase/(decrease) from operations	$(4,136,470)	$16,254,747		$3,541,017
Distributions to shareholders
Ordinary Shares	$—	$(814)*	$	—*
Institutional Shares	—	(499,608)**		—**
R6 Shares	—	—		—
Total distributions to shareholders	$—	$(500,422)		$—
Capital Stock Transactions
Shares sold
Ordinary Shares	$574,612	$239,425*		$39,289*
Institutional Shares	1,478,941	38,602,457**		11,445,125**
R6 Shares	1,030,210	—		—
Distributions reinvested
Ordinary Shares	—	814*		—*
Institutional Shares	—	483,049**		—**
R6 Shares	—	—		—
Shares redeemed
Ordinary Shares	(70,642)	(60,064)*		(14,529)*
Institutional Shares	(1,270,411)	(10,734,342)**		(1,381,489)**
R6 Shares	—	—		—
Net increase (decrease) from capital stock transactions	$1,742,710	$28,531,339		$10,088,396
Net Increase (Decrease) in Net Assets	$(2,393,760)	$44,285,664		$13,629,413
Net Assets Beginning of Year	66,824,383	22,538,719		8,909,306

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	One Month Ended September 30, 2021 (Unaudited)	Year Ended August 31, 2021 (1)	Year Ended August 31, 2020 (1)
Net Assets at End of Year	$64,430,623	$66,824,383	$22,538,719
Share Transactions
Shares sold
Ordinary Shares	29,364	12,817*	3,703*
Institutional Shares	74,843	2,139,067**	1,018,044**
R6 Shares	103,074	—	—
Distributions reinvested
Ordinary Shares	—	48*	—*
Institutional Shares	—	28,183**	—**
R6 Shares	—	—	—
Shares redeemed
Ordinary Shares	(3,490)	(3,284)*	(1,788)*
Institutional Shares	(64,980)	(658,911)**	(131,090)**
R6 Shares	—	—	—
Increase (Decrease) In Shares Outstanding	138,811	1,517,920	888,869

*
Formerly Known as Investor Class

**
Formerly Known as Institutional Class

(1)
Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities. For more information relating to that transaction, see Note 1.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$113,631	$(143,322)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	8,201,514	21,404,618
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(9,845,471)	25,998,311
Net increase/(decrease) from operations	$(1,530,326)	$47,259,607
Distributions to shareholders
Ordinary Shares	$—	$(893,824)
Institutional Shares	—	(75,708)
R6 Shares	—	(26,700)
Total distributions to shareholders	$—	$(996,232)
Capital Stock Transactions
Shares sold
Ordinary Shares	$2,115,573	$15,376,000*
Institutional Shares	1,579,254	1,224,993
R6 Shares	51,064	317,202
Distributions reinvested
Ordinary Shares	—	633,372
Institutional Shares	—	75,249
R6 Shares	—	26,700
Shares redeemed
Ordinary Shares	(6,875,561)	(13,873,470)
Institutional Shares	(425,638)	(1,671,276)
R6 Shares	(12,777)	(10,936)
Net increase (decrease) from capital stock transactions	$(3,568,085)	$2,097,834
Net Increase (Decrease) in Net Assets	$(5,098,411)	$48,361,209
Net Assets Beginning of Year	117,689,546	69,328,337
Net Assets at End of Year	$112,591,135	$117,689,546

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	69,226	678,736
Institutional Shares	52,425	51,440
R6 Shares	3,463	24,209
Distributions reinvested
Ordinary Shares	—	21,886
Institutional Shares	—	2,563
R6 Shares	—	1,897
Shares redeemed
Ordinary Shares	(225,264)	(553,222)
Institutional Shares	(13,769)	(66,560)
R6 Shares	(848)	(764)
Increase (Decrease) In Shares Outstanding	(114,767)	160,185

•
Includes contributions to capital from investment managers/brokers for : Ordinary $15,162.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$39,003,730	$50,423,365
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	57,516,278	(33,658,979)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(132,720,804)	1,653,236,333
Net increase/(decrease) from operations	$(36,200,796)	$1,670,000,719
Distributions to shareholders
Ordinary Shares	$—	$(7,906,281)
Institutional Shares	—	(51,609,712)
R6 Shares	—	(23,473,738)
Total distributions to shareholders	$—	$(82,989,731)
Capital Stock Transactions
Shares sold
Ordinary Shares	$12,143,351	$19,100,403
Institutional Shares	401,603,447	822,173,788*
R6 Shares	59,303,841	155,052,686
Distributions reinvested
Ordinary Shares	—	7,318,465
Institutional Shares	—	46,255,288
R6 Shares	—	16,835,574
Shares redeemed
Ordinary Shares	(53,562,902)	(165,515,787)
Institutional Shares	(203,694,762)	(755,383,932)
R6 Shares	(34,705,619)	(128,898,592)
Net increase (decrease) from capital stock transactions	$181,087,356	$16,937,893
Net Increase (Decrease) in Net Assets	$144,886,560	$1,603,948,881
Net Assets Beginning of Year	4,163,837,864	2,559,888,983
Net Assets at End of Year	$4,308,724,424	$4,163,837,864

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	485,366	927,061
Institutional Shares	16,203,467	43,461,925
R6 Shares	4,675,580	16,062,529
Distributions reinvested
Ordinary Shares	—	339,919
Institutional Shares	—	2,158,436
R6 Shares	—	1,533,295
Shares redeemed
Ordinary Shares	(2,178,078)	(9,038,345)
Institutional Shares	(8,211,106)	(41,223,202)
R6 Shares	(2,725,847)	(12,943,171)
Increase (Decrease) In Shares Outstanding	8,249,382	1,278,447

•
Includes contributions to capital from investment managers/brokers for : Institutional $ 7,950.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$11,906,025	$8,659,082
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	74,791,164	27,149,231
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(73,203,744)	348,094,987
Net increase/(decrease) from operations	$13,493,445	$383,903,300
Distributions to shareholders
Ordinary Shares	$—	$(5,992,691)
Institutional Shares	—	(19,488,861)
R6 Shares	—	(5,968,437)
Total distributions to shareholders	$—	$(31,449,989)
Capital Stock Transactions
Shares sold
Ordinary Shares	$31,627,021	$21,501,539
Institutional Shares	207,392,557	210,975,635
R6 Shares	166,357,874	30,009,409*
Distributions reinvested
Ordinary Shares	—	5,031,680
Institutional Shares	—	17,545,124
R6 Shares	—	5,234,277
Shares redeemed
Ordinary Shares	(30,597,608)	(43,250,129)
Institutional Shares	(56,960,041)	(192,751,012)
R6 Shares	(27,107,617)	(54,982,251)
Net increase (decrease) from capital stock transactions	$290,712,186	$(685,728)
Net Increase (Decrease) in Net Assets	$304,205,631	$351,767,583
Net Assets Beginning of Year	949,708,117	597,940,534
Net Assets at End of Year	$1,253,913,748	$949,708,117

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	1,819,999	1,598,297
Institutional Shares	11,931,207	15,735,721
R6 Shares	12,926,646	3,347,067
Distributions reinvested
Ordinary Shares	—	348,213
Institutional Shares	—	1,215,036
R6 Shares	—	491,481
Shares redeemed
Ordinary Shares	(1,765,628)	(3,470,728)
Institutional Shares	(3,269,504)	(15,620,428)
R6 Shares	(2,142,005)	(6,039,591)
Increase (Decrease) In Shares Outstanding	19,500,715	(2,394,932)

•
Includes contributions to capital from investment managers/brokers for : R6 $ 72.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$245,584	$95,004
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	1,385,459	1,361,164
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(587,540)	8,791,561
Net increase/(decrease) from operations	$1,043,503	$10,247,729
Distributions to shareholders
Ordinary Shares	$—	$(557)
Institutional Shares	—	(79,670)
R6 Shares	—	(72,287)
Total distributions to shareholders	$—	$(152,514)
Capital Stock Transactions
Shares sold
Ordinary Shares	$80,000	$—
Institutional Shares	—	169,372
R6 Shares	57,481	604,636
Distributions reinvested
Ordinary Shares	—	557
Institutional Shares	—	79,670
R6 Shares	—	72,287
Shares redeemed
Ordinary Shares	—	—
Institutional Shares	—	(213,582)
R6 Shares	(4)	(201,957)
Net increase (decrease) from capital stock transactions	$137,477	$510,983
Net Increase (Decrease) in Net Assets	$1,180,980	$10,606,198
Net Assets Beginning of Year	23,889,641	13,283,443
Net Assets at End of Year	$25,070,621	$23,889,641

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	5,398	—
Institutional Shares	—	15,397
R6 Shares	3,862	51,044
Distributions reinvested
Ordinary Shares	—	44
Institutional Shares	—	6,224
R6 Shares	—	5,648
Shares redeemed
Ordinary Shares	—	—
Institutional Shares	—	(18,557)
R6 Shares	—*	(18,279)
Increase (Decrease) In Shares Outstanding	9,260	41,521

•
Rounds to less than one share.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.43	$15.45	$23.97	$25.48	$26.35	$21.61
Income from Investment Operations:
Net investment income (loss) (a)b)	0.12	0.14	0.15	0.07	0.07	0.06
Net realized and unrealized gain/(loss) on securities	(0.20)	12.00	(6.73)	0.22	0.68	4.99
Total from Investment Operations	(0.08)	12.14	(6.58)	0.29	0.75	5.05
Less Distributions:
Dividends from net investment income	—	(0.16)	(0.14)	(0.01)	(0.04)	(0.15)
Distributions from realized capital gains	—	—	(1.80)	(1.79)	(1.58)	(0.16)
Total Distributions	—	(0.16)	(1.94)	(1.80)	(1.62)	(0.31)
Net Asset Value, End of Period	$27.35	$27.43	$15.45	$23.97	$25.48	$26.35
Total Return	(0.29%)	78.75%	(30.27)%	1.87%	2.75%	23.36%
Net Assets, End of Period (000s)	$84,365	$86.880	$60,008	$118,314	$109,341	$109,247
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(c)
Gross	1.33%	1.37%	1.35%	1.34%	1.35%	1.35%
Net	1.33%	1.37%	1.35%	1.34%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (b)	0.83%	0.66%	0.63%	0.29%	0.25%	0.25%
Portfolio Turnover	12%	33%	28%	24%	18%	37%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021 (1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.32	$18.73	$28.67	$30.07	$30.80	$25.19
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.20 (d)	0.26 (d)	0.27 (d)	0.21 (d)	0.19 (d)	0.14
Net realized and unrealized gain/(loss) on securities	(0.24)	14.57	(8.17)	0.28	0.79	5.83
Total from Investment Operations	(0.04)	14.83	(7.90)	0.49	0.98	5.97
Less Distributions:
Dividends from net investment income	—	(0.24)	(0.24)	(0.10)	(0.13)	(0.20)
Distributions from realized capital gains	—	—	(1.80)	(1.79)	(1.58)	(0.16)
Total Distributions	—	(0.24)	(2.04)	(1.89)	(1.71)	(0.36)
Net Asset Value, End of Period	$33.28	$33.32	$18.73	$28.67	$30.07	$30.80
Total Return	(0.12)%	79.43%	(30.02)%	2.30%	3.10%	23.71%
Net Assets, End of Period (000s)	$8,753	$8,792	$5,681	$4,839	$7,395	$7,220
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.08%	1.12%	1.10%	1.08%	1.10%	1.10%
Net	0.96%	1.00%	0.98%	0.96%	0.98%	1.10%
Ratio of net investment income (loss) to average net assets(b)	1.20%	1.04%	1.02%	0.65%	0.62%	0.49%
Portfolio Turnover	12%	33%	28%	24%	18%	37%

(1)
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(c)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(d)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.14	$15.06	$18.66	$18.83	$17.52	$16.31
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.03	0.10	0.12	0.14	0.15	0.16
Net realized and unrealized gain/(loss) on securities	1.82	7.55	(0.19)	2.23	2.49	2.04
Total from Investment Operations	1.85	7.65	(0.07)	2.37	2.64	2.20
Less Distributions:
Dividends from net investment income	—	(0.10)	(0.15)	(0.12)	(0.18)	(0.19)
Distributions from realized capital gains	—	(1.47)	(3.38)	(2.42)	(1.15)	(0.80)
Total Distributions	—	(1.57)	(3.53)	(2.54)	(1.33)	(0.99)
Net Asset Value, End of Period	$22.99	$21.14	$15.06	$18.66	$18.83	$17.52
Total Return	8.75%	51.83%	(2.98)%	14.16%	14.91%	14.04%
Net Assets, End of Period (000s)	$141,228	$137,485	$97,951	$137,643	$123,781	$112,513
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.50%	1.52%	1.54%	1.54%	1.54%	1.55%
Net	1.15%	1.22%	1.27%	1.25%	1.28%	1.30%
Ratio of net investment income (loss) to average net assets(c)	0.24%	0.53%	0.62%	0.72%	0.81%	0.97%
Portfolio Turnover	15%	41%	35%	57%	48%	31%

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021 (1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.39	$16.53	$20.18	$20.15	$18.65	$17.30
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.08	0.20	0.21	0.23	0.24	0.22
Net realized and unrealized gain/(loss) on securities	2.02	8.30	(0.25)	2.40	2.65	2.16
Total from Investment Operations	2.10	8.50	(0.04)	2.63	2.89	2.38
Less Distributions:
Dividends from net investment income	—	(0.17)	(0.23)	(0.18)	(0.24)	(0.23)
Distributions from realized capital gains	—	(1.47)	(3.38)	(2.42)	(1.15)	(0.80)
Total Distributions	—	(1.64)	(3.61)	(2.60)	(1.39)	(1.03)
Net Asset Value, End of Period	$25.49	$23.39	$16.53	$20.18	$20.15	$18.65
Total Return	8.98%	52.42%	(2.62)%	14.59%	15.34%	14.30%
Net Assets, End of Period (000s)	$71,606	$46,891	$9,624	$6,084	$6,064	$6,569
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.25%	1.27%	1.29%	1.29%	1.29%	1.30%
Net	0.78%	0.80%	0.90%	0.87%	0.93%	1.05%
Ratio of net investment income (loss) to average net assets (c)	0.62%	0.92%	1.04%	1.08%	1.17%	1.22%
Portfolio Turnover	15%	41%	35%	57%	48%	31%

(1)
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
		Years Ended August 31,*
	One Month Ended September 30, 2021(1)	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.12	$12.63	$10.05	$10.69	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.00)	(0.06)	(0.06)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on securities	(1.23)	7.83	2.64	(0.62)	0.72
Total from Investment Operations	(1.23)	7.77	2.58	(0.64)	0.69
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized capital gains	—	(0.28)	—	—	—
Total Distributions	—	(0.28)	—	—	—
Net Asset Value, End of Period	$18.89	$20.12	$12.63	$10.05	$10.69
Total Return	(6.11)%	61.95%	25.67%	(5.99)%	6.90%
Net Assets, End of Period (000s)	$736	$263	$44	$16	$17
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.64%	1.55%	2.66%	4.22%	4.94%
Net	1.24%	1.24%	1.24%	1.28%	1.43%
Ratio of net investment income (loss) to average net assets(c)	(0.32)%	(0.80)%	(0.63)%	(0.24)%	(0.54)%
Portfolio Turnover	3%	41%	37%	30%	23%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
		Years Ended August 31,*
	One Month Ended September 30, 2021(1)	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.32	$12.72	$10.10	$10.71	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.01)	(0.07)	(0.03)	—(2)	(0.03)
Net realized and unrealized gain/(loss) on securities	(1.22)	7.95	2.65	(0.61)	0.74
Total from Investment Operations	(1.23)	7.88	2.62	(0.61)	0.71
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized capital gains	—	(0.28)	—	—	—
Total Distributions	—	(0.28)	—	—	—
Net Asset Value, End of Period	$19.09	$20.32	$12.72	$10.10	$10.71
Total Return	(6.05)%	62.39%	25.94%	(5.70)%	7.10%
Net Assets, End of Period (000s)	$62,724	$66,561	$22,494	$8,893	$6,286
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.34%	1.30%	2.41%	3.97%	4.69%
Net	0.99%	0.99%	0.99%	1.03%	1.18%
Ratio of net investment income (loss) to average net assets(c)	(0.41)%	(0.55)%	(0.37)%	(0.02)%	(0.36)%
Portfolio Turnover	3%	41%	37%	30%	23%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
R 6 Shares (3)
Commencement of Operations to the Month Ended September 30, 2021 (1)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	—
Net realized and unrealized gain/(loss) on securities	(0.66)
Total from Investment Operations	(0.66)
Less Distributions:
Dividends from net investment income	—
Distributions from realized capital gains	—
Total Distributions	—
Net Asset Value, End of Period	$9.34
Total Return	(6.60)%
Net Assets, End of Period (000s)	$963
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.19%
Net	0.95%
Ratio of net investment income (loss) to average net assets (c)	(0.34)%
Portfolio Turnover	3%

(1)
Unaudited

(2)
Rounds to less than $0.005 per share.

(3)
Commenced operations September 1, 2021.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

*
Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities. For more information relating to that transaction, see Note 1.

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.76	$18.21	$20.86	$23.29	$20.40	$18.96
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.02	(0.04)	0.22	0.38	0.32	0.23
Net realized and unrealized gain/(loss) on securities	(0.46)	11.83	(2.53)	(2.36)	2.85	1.52
Total from Investment Operations	(0.44)	11.79	(2.31)	(1.98)	3.17	1.75
Less Distributions:
Dividends from net investment income	—	(0.24)	(0.34)	(0.45)	(0.28)	(0.31)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.24)	(0.34)	(0.45)	(0.28)	(0.31)
Net Asset Value, End of Period	$29.32	$29.76	$18.21	$20.86	$23.29	$20.40
Total Return	(1.48)%	64.78%	(11.35)%	(8.31)%	15.63%	9.39%
Net Assets, End of Period (000s)	$103,338	$109,522	$64,322	$89,347	$110,502	$102,633
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.61%	1.68%	1.70%	1.67%	1.07%	1.21%
Net	1.39%	1.46%	1.48%	1.46%	0.97%	1.09%
Ratio of net investment income (loss) to average net assets(c)	0.16%	(0.16)%	1.01%	1.81%	1.46%	1.21%
Portfolio Turnover	51%	128%	104%	172%(e)	50%	47%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$30.22	$18.47	$21.16	$23.63	$20.69	$19.23
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.08	0.06	0.26	0.48	0.40	0.34
Net realized and unrealized gain/(loss) on securities	(0.46)	12.02	(2.52)	(2.42)	2.89	1.49
Total from Investment Operations	(0.38)	12.08	(2.26)	(1.94)	3.29	1.83
Less Distributions:
Dividends from net investment income	—	(0.33)	(0.43)	(0.53)	(0.35)	(0.37)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.33)	(0.43)	(0.53)	(0.35)	(0.37)
Net Asset Value, End of Period	$29.84	$30.22	$18.47	$21.16	$23.63	$20.69
Total Return	(1.26)%	65.44%	(11.02)%	(7.94)%	16.01%	9.68%
Net Assets, End of Period (000s)	$7,950	$6,885	$4,440	$5,061	$7,872	$8,078
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.36%	1.43%	1.45%	1.41%	0.82%	0.95%
Net	1.02%	1.09%	1.11%	1.08%	0.61%	0.83%
Ratio of net investment income (loss) to average net assets (c)	0.53%	0.21%	1.19%	2.21%	1.80%	1.69%
Portfolio Turnover	51%	128%	104%	172%(e)	50%	47%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R 6 Shares
	Six Months Ended September 30,	Years Ended March 31,		January 28, 2019 (2)
	2021 (1)	2021	2020	through March 31, 2019
Net Asset Value, Beginning of Period	$14.49	$8.96	$10.47	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.04	0.04	0.18	0.01
Net realized and unrealized gain/(loss) on securities	(0.23)	5.83	(1.26)	0.46
Total from Investment Operations	(0.19)	5.87	(1.08)	0.47
Less Distributions:
Dividends from net investment income	—	(0.34)	(0.43)	—
Distributions from realized capital gains	—	—	—	—
Total Distributions	—	(0.34)	(0.43)	—
Net Asset Value, End of Period	$14.30	$14.49	$8.96	$10.47
Total Return	(1.31)%	65.58%	(10.95)%	4.70% (4)
Net Assets, End of Period (000s)	$1,303	$1,282	$566	$105
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.21%	1.28%	1.30%	1.64% (3)
Net	0.99%	0.99%	0.99%	0.99% (3)
Ratio of net investment income (loss) to average net assets(c)	0.56%	0.29%	1.58%	0.44% (3)
Portfolio Turnover	51%	128%	104%	172% (e)

(1)
Unaudited

(2)
Commenced operations January 28, 2019

(3)
Annualized.

(4)
Not Annualized.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to Emerging Markets acquiring assets of Pear Tree PanAgora Risk Parity Emerging Markets Fund as of May 8, 2018. See Note 2 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.33	$14.83	$20.77	$21.75	$19.15	$17.03
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.18(b)	0.23(b)	0.44(b)	0.38(b)	0.29(b)	0.23
Net realized and unrealized gain/(loss) on securities	(0.40)	9.62	(6.13)	(1.17)	2.44	2.07
Total from Investment Operations	(0.22)	9.85	(5.69)	(0.79)	2.73	2.30
Less Distributions:
Dividends from net investment income	—	(0.35)	(0.25)	(0.11)	(0.13)	(0.18)
Distributions from realized capital gains	—	—	—	(0.08)	—	—
Total Distributions	—	(0.35)	(0.25)	(0.19)	(0.13)	(0.18)
Net Asset Value, End of Period	$24.11	$24.33	$14.83	$20.77	$21.75	$19.15
Total Return	(0.90)%	66.76%	(27.75)%	(3.56)%	14.27%	13.59%
Net Assets, End of Period (000s)	$479,402	$524,972	$435,137	$784,820	$886,354	$859,328
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.49%	1.50%	1.50%	1.51%	1.51%	1.53%
Net	1.39%	1.40%	1.40%	1.41%	1.41%	1.53%
Ratio of net investment income (loss) to average net assets(c)	1.46%	1.18%	2.13%	1.80%	1.39%	1.31%
Portfolio Turnover	8%	23%	28%	12%	30%	15%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.25	$14.78	$20.71	$21.71	$19.10	$17.00
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.23(b)	0.31(b)	0.50(b)	0.42(b)	0.33(b)	0.26
Net realized and unrealized gain/(loss) on securities	(0.41)	9.60	(6.09)	(1.14)	2.49	2.07
Total from Investment Operations	(0.18)	9.91	(5.59)	(0.72)	2.82	2.33
Less Distributions:
Dividends from net investment income	—	(0.44)	(0.34)	(0.20)	(0.21)	(0.23)
Distributions from realized capital gains	—	—	—	(0.08)	—	—
Total Distributions	—	(0.44)	(0.34)	(0.28)	(0.21)	(0.23)
Net Asset Value, End of Period	$24.07	$24.25	$14.78	$20.71	$21.71	$19.10
Total Return	(0.74)%	67.42%	(27.50)%	(3.20)%	14.75%	13.82%
Net Assets, End of Period (000s)	$3,133,170	$2,962,171	$1,740,528	$2,509,455	$1,346,164	$759,793
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.24%	1.25%	1.25%	1.26%	1.26%	1.27%
Net	1.02%	1.03%	1.03%	1.04%	1.04%	1.27%
Ratio of net investment income (loss) to average net assets(c)	1.83%	1.56%	2.45%	1.98%	1.57%	1.49%
Portfolio Turnover	8%	23%	28%	12%	30%	15%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,				February 6, 2017 (2) through March 31,
	2021 (1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.43	$7.72	$10.97	$11.65	$10.34	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.12 (b)	0.17 (b)	0.25 (b)	0.25 (b)	0.19 (b)	0.05
Net realized and unrealized gain/(loss) on securities	(0.20)	4.98	(3.16)	(0.64)	1.34	0.29
Total from Investment Operations	(0.08)	5.15	(2.91)	(0.39)	1.53	0.34
Less Distributions:
Dividends from net investment income	—	(0.44)	(0.34)	(0.21)	(0.22)	—
Distributions from realized capital gains	—	—	—	(0.08)	—	—
Total Distributions	—	(0.44)	(0.34)	(0.29)	(0.22)	—
Net Asset Value, End of Period	$12.35	$12.43	$7.72	$10.97	$11.65	$10.34
Total Return	(0.64)%	67.52%	(27.43)%	(3.15)%	14.79%	3.40% (4)
Net Assets, End of Period (000s)	$696,152	$676,695	$384,224	$325,774	$275,084	$36,982
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.09%	1.10%	1.10%	1.11%	1.10%	1.14% (3)
Net	0.94%	0.94%	0.94%	0.98%	1.01%	1.14% (3)
Ratio of net investment income (loss) to average net assets:(c)	1.91%	1.66%	2.28%	2.22%	1.58%	3.39% (3)
Portfolio Turnover	8%	23%	28%	12%	30%	15% (4)

(1)
Unaudited

(2)
Commenced operations February 6, 2017

(3)
Annualized

(4)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.54	$10.07	$13.56	$15.63	$13.71	$12.06
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.16(b)	0.12(b)	0.65(b)	0.33(b)	0.28(b)	0.23
Net realized and unrealized gain/(loss) on securities	0.20	6.88	(3.76)	(1.84)	2.07	1.64
Total from Investment Operations	0.36	7.00	(3.11)	(1.51)	2.35	1.87
Less Distributions:
Dividends from net investment income	—	(0.53)	(0.38)	(0.24)	(0.29)	(0.14)
Distributions from realized capital gains	—	—	—	(0.32)	(0.14)	(0.08)
Total Distributions	—	(0.53)	(0.38)	(0.56)	(0.43)	(0.22)
Net Asset Value, End of Period	$16.90	$16.54	$10.07	$13.56	$15.63	$13.71
Total Return	2.18%	70.25%	(23.73)%	(9.33)%	17.15%	15.73%
Net Assets, End of Period (000s)	$199,777	$194,665	$133,912	$222,526	$319,531	$270,948
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.53%	1.53%	1.53%	1.52%	1.55%
Net	1.41%	1.43%	1.43%	1.43%	1.42%	1.55%
Ratio of net investment income (loss) to average net assets (c)	1.83%	0.90%	4.85%	2.29%	1.85%	1.82%
Portfolio Turnover	16%	35%	33%	52%	26%	46%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2021(1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.54	$10.07	$13.57	$15.66	$13.73	$12.07
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.19(b)	0.17(b)	0.69(b)	0.37(b)	0.32(b)	0.25
Net realized and unrealized gain/(loss) on securities	0.20	6.88	(3.76)	(1.83)	2.09	1.66
Total from Investment Operations	0.39	7.05	(3.07)	(1.46)	2.41	1.91
Less Distributions:
Dividends from net investment income	—	(0.58)	(0.43)	(0.31)	(0.34)	(0.17)
Distributions from realized capital gains	—	—	—	(0.32)	(0.14)	(0.08)
Total Distributions	—	(0.58)	(0.43)	(0.63)	(0.48)	(0.25)
Net Asset Value, End of Period	$16.93	$16.54	$10.07	$13.57	$15.66	$13.73
Total Return	2.36%	70.84%	(23.50)%	(8.95)%	17.56%	16.13%
Net Assets, End of Period (000s)	$786,533	$625,221	$367,321	$766,409	$593,619	$312,955
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.28%	1.28%	1.28%	1.27%	1.30%
Net	1.04%	1.06%	1.06%	1.06%	1.05%	1.30%
Ratio of net investment income (loss) to average net assets (c)	2.19%	1.27%	5.02%	2.57%	2.08%	2.03%
Portfolio Turnover	16%	35%	33%	52%	26%	46%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,				February 6, 2017 (2) through March 31,
	2021 (1)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.20	$7.53	$10.25	$12.02	$10.63	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.13 (b)	0.13 (b)	0.55 (b)	0.24 (b)	0.26 (b)	0.04
Net realized and unrealized gain/(loss) on securities	0.16	5.12	(2.83)	(1.38)	1.62	0.59
Total from Investment Operations	0.29	5.25	(2.28)	(1.14)	1.88	0.63
Less Distributions:
Dividends from net investment income	—	(0.58)	(0.44)	(0.31)	(0.35)	—
Distributions from realized capital gains	—	—	—	(0.32)	(0.14)	—
Total Distributions	—	(0.58)	(0.44)	(0.63)	(0.49)	—
Net Asset Value, End of Period	$12.49	$12.20	$7.53	$10.25	$12.02	$10.63
Total Return	2.38%	70.90%	(23.46)%	(8.95)%	17.66%	6.30% (4)
Net Assets, End of Period (000s)	$267,604	$129,822	$96,708	$74,795	$11,160	$1,927
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.11%	1.13%	1.13%	1.14%	1.12%	1.14% (3)
Net	1.01%	1.03%	1.03%	1.05%	1.02%	1.14% (3)
Ratio of net investment income (loss) to average net assets(c)	2.20%	1.32%	5.62%	2.28%	2.12%	2.95% (3)
Portfolio Turnover	16%	35%	33%	52%	26%	46% (4)

(1)
Unaudited

(2)
Commenced operations February 6, 2017

(3)
Annualized

(4)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30, 2021(1)	Years Ended March 31,		January 30, 2019(2) through March 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$13.95	$7.98	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.11	0.01	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on securities	0.47	6.05	(2.54)	0.64
Total from Investment Operations	0.58	6.06	(2.59)	0.60
Less Distributions:
Dividends from net investment income	—	—	—	—
Distributions from realized capital gains	—	(0.09)	(0.03)	—
Total Distributions	—	(0.09)	(0.03)	—
Net Asset Value, End of Period	$14.53	$13.95	$7.98	$10.60
Total Return	4.16%	76.07%	(24.50)%	6.00%4
Net Assets, End of Period (000s)	$168	$86	$49	$63
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.62%	1.62%	1.90%	4.54%3
Net	1.62%	1.62%	1.90%	4.54%3
Ratio of net investment income (loss) to average net assets(c)	1.60%	0.12%	(0.44)%	(3.52)%3
Portfolio Turnover	23%	55%	142%(e)	22%4

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30, 2021(1)	Years Ended March 31,		January 30, 2019(2) through March 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$14.06	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.15	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	0.47	6.07	(2.54)	0.64
Total from Investment Operations	0.62	6.13	(2.55)	0.60
Less Distributions:
Dividends from net investment income	—	—	—	—
Distributions from realized capital gains	—	(0.09)	(0.03)	—
Total Distributions	—	(0.09)	(0.03)	—
Net Asset Value, End of Period	$14.68	$14.06	$8.02	$10.60
Total Return	4.41%	76.56%	(24.10)%	6.00%(4)
Net Assets, End of Period (000s)	$12,852	$12,314	$6,995	$9,245
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.36%	1.37%	1.65%	4.29%(3)
Net	1.24%	1.25%	1.53%	4.17%(3)
Ratio of net investment income (loss) to average net assets(c)	1.96%	0.49%	(0.05)%	(3.15)%(3)
Portfolio Turnover	23%	55%	142%(e)	22%(4)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R 6 Shares			R 6 Shares (2)
	Six Months Ended September 30, 2021 (1)	Years Ended March 31,		January 30, 2019 through March 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$14.07	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.15	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	0.46	6.08	(2.53)	0.64
Total from Investment Operations	0.61	6.14	(2.54)	0.60
Less Distributions:
Dividends from net investment income	—	—	(0.01)	—
Distributions from realized capital gains	—	(0.09)	(0.03)	—
Total Distributions	—	(0.09)	(0.04)	—
Net Asset Value, End of Period	$14.68	$14.07	$8.02	$10.60
Total Return	4.34%	76.69%	(24.08)%	6.00% (4)
Net Assets, End of Period (000s)	$12,051	$11,490	$6,240	$1,371
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.21%	1.22%	1.50%	4.14% (3)
Net	1.21%	1.22%	1.50%	4.14% (3)
Ratio of net investment income (loss) to average net assets(c)	1.99%	0.51%	(0.08)%	(3.12)% (3)
Portfolio Turnover	23%	55%	142% (e)	22% (4)

(1)
Unaudited

(2)
Commenced operations January 30, 2019.

(3)
Annualized

(4)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to a change in strategy as of January 1, 2020.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)
1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2021, the Trust had seven separate series (each a “Fund” and collectively the “Funds”), offering one or more classes of beneficial interest, each Fund having its own investment objective and principal strategy. These Financial Statements only include financial statements for the current Funds.
The current Funds are:
Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.
Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.
Pear Tree Axiom Emerging Markets World Equity Fund (“Emerging Markets World Equity”), formerly known as Pear Tree PanAgora Emerging Markets Fund, which seeks long-term growth of capital.
Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.
Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.
Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Emerging Markets World Equity, which is a “diversified company.”
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. R6 Shares were offered only by Environmental Opportunities, Emerging Markets World Equity, Foreign Value, Foreign Value Small Cap and International Opportunities.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
Essex Reorganization
Pear Tree Essex Environmental Opportunities Fund, (the “Successor Fund”) commenced investment operations as a new series of Pear Tree Funds on September 1, 2021 with three authorized classes: R6 Shares, Ordinary Shares and Institutional Shares. Immediately prior to commencing operations, the Successor Fund had acquired the assets and assumed the liabilities of Essex Environmental Opportunities Fund (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”) as set out in an Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Predecessor Fund had offered two classes of shares: Investor Class shares and Institutional Class shares. The Plan of Reorganization was approved by the Predecessor Fund’s Board of Trustees on February 11, 2021, by the Successor Fund’s Board of Trustees on May 19, 2021, and by the Predecessor Fund’s shareholders on August 16, 2021. The Reorganization was effected after the close of business on August 31, 2021. As a result of the Reorganization, the Successor Fund also assumed the performance and accounting history of the Predecessor Fund. Financial information included herein for the dates on or before August 31, 2021 is that of the Predecessor Fund.
As part of the Reorganization, each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding class of the Successor Fund as noted below. No Predecessor Fund shareholder received any R6 Shares of the Successor Fund:
Predecessor Fund			Successor Fund
Class	Aggregate No. of Shares	Aggregate Net Asset Value	Class	Aggregate No. of Shares	Aggregate Net Asset Value
Investor Class	13,094	$263,409	Ordinary Shares	13,094	$263,409
Institutional Class	3,276,149	$66,560,974	Institutional Shares	3,276,149	$66,560,974
			R6 Shares	—	$—
The aggregate amount of net unrealized appreciation of the Predecessor Fund’s investments transferred to the Successor Fund was as of August 31, 2021 $15,797,686.
Each of the Predecessor Fund and Successor Fund has as its investment objective to seek long-term growth of capital.
At the time of the Reorganization the Successor Fund had a fiscal year end of March 31, the Predecessor Fund’s fiscal year end was August 31. On October 21, 2021, the Successor Fund’s Trustees changed the Successor Fund’s fiscal year end to March 31, to correspond to the fiscal year end applicable to each of the other Pear Tree Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.
Prior to the reorganization of Essex Environmental Opportunities Fund (see Note 1) into Pear Tree Essex Environmental Opportunities Fund, assets and liabilities of the Predecessor Fund were purportedly valued in accordance with the valuation policies then-applicable to the Predecessor Fund. Those valuation policies are different than the valuation policies of Pear Tree Funds. Financial information included in this report relating to or based upon values of the investments of the Predecessor Fund have not been restated using the valuation policies of Pear Tree Funds.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2021:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2021
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$92,628,036	$—	$—	$92,628,036
Short-Term Investments	690,917	—	—	690,917
Total	$93,318,953	$—	$—	$93,318,953
Quality
Common Stock*	179,416,331	$—	$—	$179,416,331
Depositary Receipts	29,769,334	—	—	29,769,334
Short-Term Investments	3,435,920	—	—	3,435,920
Total	$212,621,585	$—	$—	$212,621,585
Environmental Opportunities
Common Stock*	$57,626,706	$—	$—	$57,626,706
Real Estate Investment Trusts	2,112,942	—	—	2,112,942
Short-Term Investments	4,044,194	—	—	4,044,194
Total	$63,783,842	$—	$—	$63,783,842
Emerging Markets World Equity
Common Stock*	$87,323,825	$—	$—	$87,323,825
Depositary Receipts	19,841,776	—	—	19,841,776
Mutual Funds	2,007,200	—	—	2,007,200
Preferred Stock	518,649	—	—	518,649
P-Notes	—	2,242,162	—	2,242,162
Warrants	—	4,188	—	4,188
Short Term Investments	777,327	—	—	777,327
Total	$110,468,777	$2,246,350	$—	$112,715,127
Foreign Value
Common Stock*	$4,013,276,951	$76,344,470	$—	$4,089,621,421
Depositary Receipts	126,555,314	—	—	126,555,314
Warrants	352,358	—	—	352,358
Short-Term Investments	71,518,774	—	—	71,518,774
Total	$4,211,703,397	$76,344,470	$—	$4,288,047,867

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2021
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock*	$1,168,647,551	$40,031,797	$—	$1,208,679,348
Short-Term Investments	41,473,657	—	—	41,473,657
Total	$1,210,121,208	$40,031,797	$—	$1,250,153,005
International Opportunities
Common Stock*	$23,459,566	$723,572	$—	$24,183,138
Depository Receipts	399,735	—	—	399,735
Preferred Stock	207,347	—	—	207,347
Short-Term Investments	242,628	—	—	242,628
Total	$24,309,276	$723,572	$—	$25,032,848
At September 30, 2021 there were two Level 3 securities held by Emerging Markets World Equity. The aggregate market value of these securities was $0 at September 30, 2021. No Level 3 securities were held in the Small Cap, Quality, Environmental Opportunities, Emerging Markets World Equity, Foreign Value, Foreign Value Small Cap or International Opportunities Funds.
*
Refer to Schedule of Investments for breakout by industry or country.

*
Transfers between Levels are recognized at the end of the reporting period.

*
Environmental Opportunities transferred $16,144,230 out of Level 2 into Level 1 as they were no longer being Fair Valued.

*
For each Fund other than Small Cap, Quality and Environmental Opportunities, the aggregate market value of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries. For Small Cap, Quality and Environmental Opportunities, no common stock was labeled as Level 2 as of September 30, 2021.

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Banks	$1,936,511	$76,344,470	$40,031,797	$384,246
Diversified Financial Services	—	—	—	339,326
Leisure Products	305,651	—	—	—
Machinery	4,188	—	—	—
	$2,246,350	$76,344,470	$40,031,797	$723,572
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.
Subsequent Events
In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financials were issued. Except as provided below, there were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.
COVID-19-Related Market Turbulence
An outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak already has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways.
The future impact of COVID-19 is currently unknown, although significant progress has been made in developing and distributing vaccines, especially in the U.S. and some developed markets. Moreover, the health crises caused by outbreaks of COVID-19 and COVID-19 variants in currently afflicted areas of the world, especially in India and China, may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Pear Tree Fund invests and may lead to losses on any investment in the Fund.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the underlying assets remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
counterparty or the issuer of the collateral defaults or enters into bankruptcy. At September 30, 2021, there was no outstanding Reverse Repurchase Agreements.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, the Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Fund's investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A participatory note (or “P-Note") a type of equity-linked derivative that generally is traded over-the-counter and constitutes general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. A Fund holding a participatory note is subject to the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may engage in forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At September 30, 2021, there was no outstanding Forward Foreign Currency Contracts.
Spot Foreign Currency Contracts
Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although these transactions are

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.
At September 30, 2021, there were no outstanding Spot Foreign Currency Contracts.
Securities Lending
During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributable to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)
Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Contracts and Other Affiliate Transactions
Management Fees
The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.
For the period of March 31, 2017 through July 31, 2022, with respect to Foreign Value and Foreign Value Small Cap, the Manager has agreed to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. Prior to July 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
Beginning December 1, 2013, the Manager has agreed until July 31, 2022 to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of  $125 million. Prior to July 31, 2022, this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning March 18, 2016, the Manager contractually agreed until July 31, 2022 to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets World Equity Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets World Equity Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets World Equity Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets World Equity Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets World Equity Fund’s net assets are in excess of  $600 million. Prior to July 31, 2022, this arrangement only may be terminated by the Trustees in their sole discretion.
In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.
For the six months ended September 30, 2021 aggregate management fees inclusive of fee waivers, from all Funds were $26,254,913, as disclosed on the Statement of Operations.
Effective November 15, 2019 through July 31, 2022, the Manager has agreed to reimburse the Emerging Markets Fund R6 Shares and Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99% and 0.94% respectively . Prior to July 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.
Effective June 1, 2020 through July 31, 2022, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. Prior to July 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.
Effective September 1, 2021 through July 31, 2022, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95% . Prior to July 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.
Except with respect to Environmental Opportunities, neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or any Sub-Adviser.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
With respect to Environmental Opportunities, prior to the Reorganization (see Note 1), the Sub-Adviser, as the investment manager of the Predecessor Fund, was entitled to recoup expenses from the Predecessor Fund. At the time of the Reorganization, the Sub-Adviser was entitled to recoup the following amounts from the Predecessor Fund:
Recoverable through
August 31, 2022	$189,034
August 31, 2023	$195,335
August 31, 2024	$145,592
In accordance with its fee waiver/expense reimbursement agreement with the Trust with respect to Environmental Opportunities (the Successor Fund), the Manager has agreed that the Sub-Adviser may recoup from Environmental Opportunities (the Successor Fund) amounts the Sub-Adviser waived or reimbursed for the benefit of the Predecessor Fund, provided that such recoupment does not cause the expenses of Environmental Opportunities (the Successor Fund) to exceed the limitations provided for in that agreement between the Trust and the Manager.
Otherwise, with respect to Environmental Opportunities, neither the Manager nor the Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or the Sub-Adviser.
Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Axiom International Investors, LLC (Emerging Markets World Equity), Chartwell Investment Partners, LLC, (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities.
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2021, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000.
Environmental Opportunities	0.38% of the average daily total net assets
Emerging Markets World Equity	0.35% for the first $100 Million and 0.40% of the amounts in excess of $100 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
Foreign Value	0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
International Opportunities	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets.
As of March 31,2017 and until July 31, 2022, the Sub-Adviser to each of Foreign Value and Foreign Value Small Cap has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.
Distribution Fees, including Fees under 12b-1 Plans
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the”12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.
During the six months ended September 30, 2021, the aggregate 12b-1 distribution fees of the Funds were $1,348,913, as disclosed on the Statement of Operations.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement, provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out of pocket expenses.
The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of .04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:
 March 31, 2017 through July 31, 2022 for Small Cap, Foreign Value, and Foreign Value Small Cap.
 June 1, 2017 through July 31, 2022 for Quality and Emerging Markets World Equity.
 January 1, 2019 through July 31, 2022 for International Opportunities.
 September 1, 2021 through July 31, 2022 for Environmental Opportunities.
Prior to July 31, 2022, these arrangements only may be terminated by the Trustees in their sole discretion.
During the six months ended September 30, 2021, the aggregate amount of transfer agent fees paid by the Funds, inclusive of fee waivers, was $1,729,193, as disclosed on the Statement of Operations.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2021, the aggregate amount of fees paid by all Funds pursuant to this agreement was $864,000, as disclosed on the Statement of Operations.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2021, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $131,196.
Custody and Fund Accounting
Effective May 1, 2020, UMB Fund Services, LLC began serving as a fund administrator to each Fund, replacing State Street Bank and Trust Company (“State Street”). Effective June 1, 2020, UMB Bank, n.a. began serving as the custodian of each Fund’s assets replacing State Street.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
To the knowledge of the Trust, neither is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the six months ended September 30, 2021, there were no custody credits.
Trustees’ Fees
For the six months ended September 30, 2021, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $22,250, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional payments for such period in the aggregate amount of $1,500. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager.
Essex Environmental Opportunities Fund as of August 31, 2021
Essex Investment Management Company, LLC (“Essex”), under the terms of the former management agreement with Unified Series Trust (the “Predecessor Trust”) with respect to the Predecessor Fund (the “Essex Management Agreement”), managed the Predecessor Fund’s investments as investment manager up to August 31, 2021. As compensation for its management services, the Predecessor Fund was obligated to pay Essex a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets. For the fiscal year ended August 31, 2021, Essex earned a fee of  $351,850 from the Predecessor Fund before the waiver and reimbursement described below.
Up to August 31, 2021, Essex contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Predecessor Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of the Predecessor Trust (the “Predecessor Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Predecessor Trust officers and Trustees and contractual indemnification of Predecessor Fund service providers); and other expenses that the Predecessor Trustees agree have not been incurred in the ordinary course of the Predecessor Fund’s business, did not exceed 0.99% of the average daily net assets of the Predecessor Fund. The contractual agreement had been in place for the entire fiscal year ended August 31, 2021 of the Predecessor Fund, and would have been in place through December 31, 2022 but for the reorganization with the Successor Fund. For the fiscal year ended August 31, 2021, Essex waived fees and reimbursed expenses in the amount of  $145,592 for the Predecessor Fund. At August 31, 2021, the Predecessor Fund owed Essex $25,291. As of September 1, 2021, Pear Tree Advisor, Inc. (the “Manager”) is the investment manager of the Successor Fund and Essex is the sub-advisor.
Each waiver/expense payment by Essex was subject to recoupment by Essex from the Predecessor Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment could have been achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
of August 31, 2021, the amounts of investment advisory fee waivers and expense reimbursements subject to recoupment were as follows:
Recoverable through
August 31, 2022	$189,034
August 31, 2023	$195,335
August 31, 2024	$145,592
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, Ultimus Fund Solutions, LLC (“Ultimus”) provided administration, fund accounting and transfer agent services to the Predecessor Fund. The Predecessor Fund paid Ultimus fees in accordance with the Essex Management Agreements for such services. On September 1, 2021, the Manager became the administrator and Pear Tree Institutional Services, a division of the Manager, became the transfer agent. UMB Fund Services, LLC began providing fund accounting services and UMB Bank, n.a. began serving as the custodian.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provided a Chief Compliance Officer to the Prececessor Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Predecessor Trust. Under the terms of such agreement, NLCS received fees from the Predecessor Fund, which had been approved annually by the Predecessor Board. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Predecessor Trust. As of September 1, 2021, U.S. Boston Capital Corporation became the distributor and the Manager provided a Chief Compliance officer to the Predecessor Fund.
Under the terms of a Distribution Agreement with the Predecessor Trust, Ultimus Fund Distributors, LLC (the “Predecessor Distributor”) for the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, served the Manager as principal underwriter to the Predecessor Fund. The Predecessor Distributor is a wholly owned subsidiary of Ultimus. The Predecessor Distributor was compensated by Essex (not the Predecessor Fund) for acting as principal underwriter.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, certain officers and a Trustee of the Predecessor Trust were also employees of Ultimus and were not paid by the Predecessor Fund for serving in such capacities.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, the Predecessor Board supervised the business activities of the Predecessor Trust, and during those periods, the Chairman of the Board and more than 75% of the Predecessor Trustees were “Independent Trustees,” which means that they were not “interested persons” as defined in the 1940 Act. For the fiscal year ended August 31, 2021 each Independent Trustee of the Predecessor Trust, received annual compensation of $2,510 per fund from the Predecessor Trust, including the Predecessor Fund, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each received annual compensation of  $2,960 per fund from the Predecessor Trust, and the Independent Chairman of the Board received $3,160 per fund from the Predecessor Trust. Independent Trustees also received $1,000 for attending each special in-person meeting and $250 for special telephonic meetings. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Predecessor Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. As of September 1, 2021, Trustees of Pear Tree Funds supervised the business activities of the Successor Fund.
The Predecessor Trust, with respect to the Predecessor Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Predecessor 12b-1 Plan”). Under the Predecessor 12b-1 Plan, the Predecessor Fund paid the Predecessor Distributor, Essex and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Predecessor Fund’s Investor

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than then-current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Predecessor Fund or Essex paid all or a portion of these fees to any Recipient who rendered assistance in distributing or promoting the sale of shares, or who provided certain shareholder services, pursuant to a written agreement. For the fiscal year ended August 31, 2021, Investor Class shares’ 12b-1 Expenses incurred by the Predecessor Fund were $306.
4. Purchases and Sales
During the six months ended September 30, 2021, purchases of investment securities other than U.S. Government obligations and short-term investments for Small Cap, Quality, Emerging Markets, Foreign Value, Foreign Value Small Cap, and International Opportunities were $11,428,340, $39,535,396, $60,655,655, $685,185,777, $482,001,043, and $5,792,176, respectively. Sales of such securities for the Funds were $11,522,919, $28,961,887, $64,602,955, $341,826,028, $166,308,982, and $5,573,596, respectively. During the one month ended September 30, 2021, purchases of investment securities other than U.S. Government obligations and short-term investments for Environmental Opportunities were $2,666,328. Sales of such securities were $2,037,941.
5. Contingent Liability
The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium is held by ICI Mutual (and is returnable to the Funds under specified circumstances).
6. Concentration of Risk
The relatively large investments of Emerging Markets, and from time to time, Foreign Value, Foreign Value Small Cap, and International Opportunities, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.
Money Market Investments
The Funds invest in the Federated Hermes Treasury Obligations Fund (“TOIXX”). Amounts held at TOIXX principally represent uninvested investment proceeds and cash held to meet expected shareholder redemptions.
The Funds attempt to meet their investment objectives by investing in:
• Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;
• Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, and the Federal Farm Credit Banks Funding Corporation, which are not backed by the full faith and credit of the United States; and
• Repurchase agreements collateralized by U.S. government securities.
TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2021 (Unaudited)
website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per September 30, 2021 Prospectus of Federated Hermes Treasury Obligations Fund was 0.55%.
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Certain Funds had capital loss carryovers at March 31, 2021. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
	March 31, 2021
	Capital Loss Carry Forward due to Merger Subject to Limitation	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$—	$—	$—
Quality	—	—	—	—
Environmental Opportunities (1)	—	—	—	—
Emerging Markets World Equity	(24,627,936)	—	—	(24,627,936)
Foreign Value	—	—	(123,154,880)	(123,154,880)
Foreign Value Small Cap	—	(24,156,342)	(23,501,988)	(47,658,330)
International Opportunities	—	—	—	—

(1)
Represents Year Ended August 31, 2021. The Fund has elected to change it’s tax year to March 31, to correspond to the tax year end applicable to each of the other Pear Tree Funds.

Emerging Markets World Equity Fund’s acquired losses are subject to an annual Section 382 limited of $766,783.
Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2018-2020, or expected to be taken in the Fund’s 2021 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (Unaudited)

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT (and formerly Forms N-Q) are available on the SEC’s website at www.sec.gov. For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2021 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL

Annual Approval of Management Contract and Sub-Advisory Agreements
The Trustees, including the Independent Trustees, oversee the management of each Fund. As required by law, the Trustees, including the Independent Trustees acting separately, determine whether to approve amendments to the Management Contract, any new or amended Sub-Advisory Agreement. They also determine annually whether to continue the Management Contract with respect to each Fund as well as the Sub-Advisory Agreement for each Fund.
At their May 20, 2021 meeting, the Trustees considered the Management Contract and each then-current Sub-Advisory Agreement and with respect to each Fund. In connection with that meeting, the Trustees received and reviewed a substantial amount of information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and the then-current Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the then-current Sub-Advisory Agreement with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by the Manager and the Sub-Advisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds.
The Trustees also reviewed the resources and key personnel of the Manager and each Sub-Adviser, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services provided to the Funds by the Manager and/or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Funds, noting the amount of fees that the Manager receives for its services as one of the Trust’s fund administrator and as the Funds’ transfer agent. The Trustees considered the role of the Manager in monitoring adherence to the Funds’ investment guidelines, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. With respect to Quality Fund, the Trustees also noted the role of the Manager to determine the portfolio composition of Quality Fund if certain securities held by the target fund were not available.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Manager and the Sub-Adviser to each Fund were appropriate and consistent with the terms of the Management Contract and the Sub-Advisory Agreements. In coming to their conclusion, they took into account steps the Manager and the respective Sub-Adviser were taking to address the performance

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

of each of Small Cap Fund and International Opportunities, which had lagged that of its peers for certain periods. They also concluded that the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely to benefit from the continued provision of those services. They also concluded that the Manager and each Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated a continuing ability to attract well-qualified personnel.
Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates payable by each Fund and the Manager, respectively, as well as actual fees paid by each Fund (other than International Opportunities Fund), net of waivers. As part of its review, the Trustees considered each Fund’s management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps), as compared to the fees and expense ratios of similarly managed funds selected by Broadridge, an independent provider of investment company data. The Trustees noted specifically that the expense ratios of Small Cap Fund, Quality Fund, Foreign Value Fund and International Opportunities Fund continue to be higher than most of their peers. The Trustees also noted that because the Manager does not have any clients other than the Funds, it could not consider the comparability of the fees charged and the services provided to each Fund by the Manager and services provided to other clients of the Manager.
Additionally, the Trustees considered the willingness of the Manager to continue to provide undertakings to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds, and that most of those undertakings did not provide for any amount of recoupment.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and the Sub-Advisers, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.
Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Funds.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds, were reasonable in relation to the services provided.
Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge, and with the Fund’s benchmark index.
The Trustees noted that the long-term performance of each of Quality Fund and Foreign Value, and the short-term performance of Quality Fund, Emerging Markets Fund, and Foreign Value small Cap Fund, were in the highest quintile in relation to its peers (as selected by Broadridge).
Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increase. They noted that, although certain Funds pay advisory fees at a base fixed rate as a percentage of average daily net assets, the actual management fee rate paid by some of the Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

of the Fund’s peer group identified by Broadridge. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds. They also noted the Manager’s statements in the past to reconsider management fee structures as the amounts of Fund assets increased.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Fund.
Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Funds. They recognized that the Manager also serves as the transfer agent of the Fund’s and as a fund administrator, sharing those responsibilities with UMB Fund Services, LLC, and that the distributor is an affiliate of the Manager. The Manager, in its capacities as transfer agent and fund administrator, and the distributor, receive compensation directly from the Funds for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by each Fund for such services, the Funds and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of any Fund could attract other business to the Manager and its investment advisory affiliates, and that the success of the Manager could enhance the Manager’s ability to serve the Funds.
  * * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 20, 2021 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.
Approval of Management Contract Amendment, New Sub-Advisory Agreement with Essex Investment Management
At their May 20, 2021 meeting, the Trustees considered a proposed amendment to the Management Contract and a new Sub-Advisory Agreement with Essex Investment Management Company, LLC (the “Essex Sub-Advisory Agreement”), each with respect to the Proposed Fund. In connection with that meeting, the Trustees received and reviewed a substantial amount of information provided by the Manager and Essex Investment Management in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the amendment and the Essex Sub-Advisory Agreement, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and Essex Investment Management, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to the Proposed Fund and the Manager and Essex Investment Management, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and Essex Investment Management, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the amendment to the Management Contract and the Essex Sub-Advisory Agreement with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services to be provided by the Manager and Essex Investment Management to the Proposed Fund, taking into account, in the case of the Manager, the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds, and in the case of the Proposed Fund, the investment objective and strategy of the Proposed Fund.
The Trustees also reviewed the resources and key personnel of Essex Investment Management, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services expected to be provided to the Proposed Fund by Essex Investment Management, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services to be provided by the Manager and Essex Investment Management to the Proposed Fund would be appropriate and consistent with the terms of the Management Contract and the Essex Sub-Advisory Agreements. They concluded that the Manager and Essex Investment Management had sufficient personnel, with the appropriate education and experience, to serve the Proposed Fund effectively and had demonstrated a continuing ability to attract well-qualified personnel.
Management Fees and Expenses and Profitability
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates to be payable by the Proposed Fund, as well as actual fees paid by the Proposed Fund, net of waivers. They also reviewed the financial statements of Essex Investment Management. On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and Essex Investment Management, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.
Performance of the Fund
The Trustees considered the limited performance results of the Essex Fund over various time periods.
Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds, generally increase. Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of the Proposed Fund would be reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Proposed Fund.
Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Proposed Fund. They recognized that the Manager also would serves as the transfer agent of the Proposed Fund and as a fund administrator, sharing those responsibilities with UMB Fund Services, LLC, and that the distributor is an affiliate of the Manager. The Manager, in its capacities as transfer agent and fund administrator, and the distributor, receive compensation directly from the Proposed Fund for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by the

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

Proposed Fund for such services, the Proposed Fund and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of the Proposed Fund could attract other business to the Manager and its investment advisory affiliates, and that the success of the Manager could enhance the Manager’s ability to serve the Proposed Fund.
* * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 20, 2021 meeting that the proposed amendment to the Management Contract and the Essex Sub-Advisory Agreement would be in the best interest of the Proposed Fund and its shareholders.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Chartwell Investment Partners LLC, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312
Essex Investment Management Company, LLC, 125 High Street, Boston, MA 02110
Axiom Investors LLC, 33 Benedict Place, Greenwich, CT 06830
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	UMB Bank n.a., 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106
Fund Accountant	UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900 Philadelphia, PA 19102
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

55 Old Bedford Road
Suite 202
Lincoln, MA 01773
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© 2021 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 1. (b)	Not applicable for report period.

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Schedule of Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a)       The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Exhibits

(a)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By /s/ Willard L. Umphrey

Willard L. Umphrey, President

Date: November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Willard L. Umphrey

Willard L. Umphrey, President

Date: November 29, 2021

By /s/ Leon Okurowski

Leon Okurowski, Treasurer

Date: November 29, 2021